UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3759

Variable Insurance Products Fund IV
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2005

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Consumer Industries Portfolio

March 31, 2005

1.814645.100

VCI-QTLY-0505

Investments March 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.4%
	Shares	Value
AUTOMOBILES - 1.4%
Automobile Manufacturers - 0.4%
Thor Industries, Inc.	1,600	$ 47,856
Motorcycle Manufacturers - 1.0%
Harley-Davidson, Inc.	1,900	109,744
TOTAL AUTOMOBILES		157,600
BEVERAGES - 3.5%
Distillers & Vintners - 0.5%
Allied Domecq PLC ADR	700	28,469
Diageo PLC sponsored ADR	500	28,450
		56,919
Soft Drinks - 3.0%
PepsiCo, Inc.	2,300	121,969
The Coca-Cola Co.	5,430	226,268
		348,237
TOTAL BEVERAGES		405,156
CHEMICALS - 0.6%
Fertilizers & Agricultural Chemicals - 0.6%
Monsanto Co.	1,000	64,500
COMMERCIAL SERVICES & SUPPLIES - 3.5%
Commercial Printing - 0.2%
R.R. Donnelley & Sons Co.	800	25,296
Diversified Commercial Services - 3.3%
Apollo Group, Inc. Class A (a)	2,200	162,932
Bright Horizons Family Solutions, Inc. (a)	1,954	65,928
Cendant Corp.	4,200	86,268
PHH Corp. (a)	235	5,139
Strayer Education, Inc.	500	56,660
		376,927
TOTAL COMMERCIAL SERVICES & SUPPLIES		402,223
ELECTRICAL EQUIPMENT - 0.4%
Electrical Components & Equipment - 0.4%
Evergreen Solar, Inc. (a)	7,200	50,904
FOOD & STAPLES RETAILING - 5.5%
Drug Retail - 1.1%
CVS Corp.	1,900	99,978
Walgreen Co.	700	31,094
		131,072
Food Retail - 0.9%
Safeway, Inc. (a)	4,400	81,532
Whole Foods Market, Inc.	200	20,426
		101,958

	Shares	Value
Hypermarkets & Super Centers - 3.5%
Costco Wholesale Corp.	2,800	$ 123,704
Wal-Mart Stores, Inc.	5,680	284,625
		408,329
TOTAL FOOD & STAPLES RETAILING		641,359
FOOD PRODUCTS - 5.4%
Agricultural Products - 2.0%
Archer-Daniels-Midland Co.	2,400	58,992
Bunge Ltd.	2,200	118,536
Fresh Del Monte Produce, Inc.	1,900	57,988
		235,516
Packaged Foods & Meats - 3.4%
Dean Foods Co. (a)	2,740	93,982
Groupe Danone sponsored ADR	1,300	25,961
Nestle SA ADR	1,200	82,080
Smithfield Foods, Inc. (a)	4,400	138,820
SunOpta, Inc. (a)	1,800	9,153
The J.M. Smucker Co.	800	40,240
		390,236
TOTAL FOOD PRODUCTS		625,752
HOTELS, RESTAURANTS & LEISURE - 15.2%
Casinos & Gaming - 2.1%
Aristocrat Leisure Ltd.	2,800	22,012
Caesars Entertainment, Inc. (a)	2,100	41,559
International Game Technology	1,800	47,988
MGM MIRAGE (a)	1,200	84,984
Station Casinos, Inc.	400	27,020
WMS Industries, Inc. (a)	700	19,712
		243,275
Hotels, Resorts & Cruise Lines - 5.0%
Carnival Corp. unit	2,800	145,068
Hilton Hotels Corp.	2,900	64,815
Kerzner International Ltd. (a)	600	36,738
Royal Caribbean Cruises Ltd.	2,400	107,256
Starwood Hotels & Resorts Worldwide, Inc. unit	3,100	186,093
Wyndham International, Inc. Class A (a)	53,900	43,120
		583,090
Leisure Facilities - 0.2%
International Speedway Corp. Class A	300	16,275
Restaurants - 7.9%
Brinker International, Inc. (a)	1,930	69,905
Buffalo Wild Wings, Inc. (a)	1,700	64,311
CBRL Group, Inc.	700	28,910
Domino's Pizza, Inc.	1,350	25,232
Krispy Kreme Doughnuts, Inc. (a)	8,500	64,855
McDonald's Corp.	8,710	271,229
Outback Steakhouse, Inc.	2,580	118,138
Starbucks Corp. (a)	1,000	51,660
Common Stocks - continued
	Shares	Value
HOTELS, RESTAURANTS & LEISURE - CONTINUED
Restaurants - continued
Wendy's International, Inc.	3,680	$ 143,667
Yum! Brands, Inc.	1,500	77,715
		915,622
TOTAL HOTELS, RESTAURANTS & LEISURE		1,758,262
HOUSEHOLD DURABLES - 0.3%
Consumer Electronics - 0.3%
Harman International Industries, Inc.	400	35,384
HOUSEHOLD PRODUCTS - 7.0%
Household Products - 7.0%
Colgate-Palmolive Co.	3,600	187,812
Kimberly-Clark Corp.	540	35,494
Procter & Gamble Co.	11,140	590,421
		813,727
INDUSTRIAL CONGLOMERATES - 0.5%
Industrial Conglomerates - 0.5%
3M Co.	300	25,707
General Electric Co.	800	28,848
		54,555
INTERNET & CATALOG RETAIL - 3.4%
Internet Retail - 3.4%
Amazon.com, Inc. (a)	2,000	68,540
eBay, Inc. (a)	8,800	327,888
		396,428
INTERNET SOFTWARE & SERVICES - 6.5%
Internet Software & Services - 6.5%
Google, Inc. Class A (sub. vtg.)	1,900	342,969
Sina Corp. (a)	1,200	37,272
Sohu.com, Inc. (a)	800	14,064
Yahoo!, Inc. (a)	10,764	364,900
		759,205
LEISURE EQUIPMENT & PRODUCTS - 4.7%
Leisure Products - 4.7%
Brunswick Corp.	4,000	187,400
MarineMax, Inc. (a)	2,300	71,714
Polaris Industries, Inc.	2,200	154,506
RC2 Corp. (a)	600	20,400
SCP Pool Corp.	3,550	113,103
		547,123
MEDIA - 14.3%
Advertising - 4.8%
Harte-Hanks, Inc.	1,000	27,560
JC Decaux SA (a)	6,500	177,444

	Shares	Value
Lamar Advertising Co. Class A (a)	2,970	$ 119,661
Omnicom Group, Inc.	2,600	230,152
		554,817
Broadcasting & Cable TV - 1.7%
E.W. Scripps Co. Class A	2,000	97,500
Liberty Media International, Inc. Class A (a)	15	656
SBS Broadcasting SA (a)	800	35,728
Spanish Broadcasting System, Inc. Class A (a)	2,820	28,933
Univision Communications, Inc. Class A (a)	1,400	38,766
		201,583
Movies & Entertainment - 5.4%
News Corp. Class A	20,141	340,786
Walt Disney Co.	10,000	287,300
		628,086
Publishing - 2.4%
Gannett Co., Inc.	980	77,498
McGraw-Hill Companies, Inc.	600	52,350
Reuters Group PLC sponsored ADR	800	36,880
Washington Post Co. Class B	120	107,280
		274,008
TOTAL MEDIA		1,658,494
MULTILINE RETAIL - 5.8%
Department Stores - 2.2%
Federated Department Stores, Inc.	1,300	82,732
JCPenney Co., Inc.	1,500	77,880
Neiman Marcus Group, Inc. Class A	400	36,604
Nordstrom, Inc.	900	49,842
Saks, Inc.	600	10,830
		257,888
General Merchandise Stores - 3.6%
Big Lots, Inc. (a)	1,800	21,636
Family Dollar Stores, Inc.	1,860	56,470
Target Corp.	6,700	335,134
		413,240
TOTAL MULTILINE RETAIL		671,128
PAPER & FOREST PRODUCTS - 0.0%
Paper Products - 0.0%
Neenah Paper, Inc.	19	639
PERSONAL PRODUCTS - 3.6%
Personal Products - 3.6%
Alberto-Culver Co.	2,300	110,078
Avon Products, Inc.	4,500	193,230
Gillette Co.	2,200	111,056
		414,364
Common Stocks - continued
	Shares	Value
REAL ESTATE - 0.5%
Real Estate Investment Trusts - 0.3%
MeriStar Hospitality Corp. (a)	5,100	$ 35,700
Real Estate Management & Development - 0.2%
ZipRealty, Inc.	1,800	25,362
TOTAL REAL ESTATE		61,062
SOFTWARE - 0.2%
Home Entertainment Software - 0.2%
Electronic Arts, Inc. (a)	500	25,890
SPECIALTY RETAIL - 10.0%
Apparel Retail - 4.1%
Aeropostale, Inc. (a)	800	26,200
American Eagle Outfitters, Inc.	8,000	236,400
Chico's FAS, Inc. (a)	2,400	67,824
Foot Locker, Inc.	3,200	93,760
Gap, Inc.	1,100	24,024
Hot Topic, Inc. (a)	1,000	21,850
Limited Brands, Inc.	314	7,630
		477,688
Home Improvement Retail - 2.4%
Home Depot, Inc.	2,810	107,454
Lowe's Companies, Inc.	2,900	165,561
		273,015
Specialty Stores - 3.5%
Office Depot, Inc. (a)	3,300	73,194
PETsMART, Inc.	1,000	28,750
Sports Authority, Inc. (a)	300	8,250
Staples, Inc.	3,000	94,290
Steiner Leisure Ltd. (a)	3,128	102,254
Toys 'R' Us, Inc. (a)	1,900	48,944
Weight Watchers International, Inc. (a)	500	21,490
West Marine, Inc. (a)	1,300	27,638
		404,810
TOTAL SPECIALTY RETAIL		1,155,513
TEXTILES, APPAREL & LUXURY GOODS - 4.1%
Apparel, Accessories & Luxury Goods - 2.6%
Carter's, Inc. (a)	700	27,825
Coach, Inc. (a)	1,100	62,293
Kenneth Cole Productions, Inc. Class A (sub. vtg.)	600	17,484
Liz Claiborne, Inc.	2,600	104,338
Polo Ralph Lauren Corp. Class A	1,500	58,200
Quiksilver, Inc. (a)	1,100	31,933
		302,073

	Shares	Value
Footwear - 1.5%
NIKE, Inc. Class B	1,900	$ 158,289
Phoenix Footwear Group, Inc. (a)	2,100	14,385
		172,674
TOTAL TEXTILES, APPAREL & LUXURY GOODS		474,747
TOTAL COMMON STOCKS (Cost $9,583,863)		11,174,015
Money Market Funds - 2.1%

Fidelity Cash Central Fund, 2.73% (b) (Cost $240,470)	240,470	240,470
TOTAL INVESTMENT PORTFOLIO - 98.5% (Cost $9,824,333)		11,414,485
NET OTHER ASSETS - 1.5%		175,267
NET ASSETS - 100%		$ 11,589,752
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

Income Tax Information

At March 31, 2005, the aggregate cost of investment securities for income tax purposes was $9,858,663. Net unrealized appreciation aggregated $1,555,822, of which $1,856,299 related to appreciated investment securities and $300,477 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-221-5207 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Cyclical Industries Portfolio

March 31, 2005

1.814650.100

VCY-QTLY-0505

Investments March 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value
AEROSPACE & DEFENSE - 19.9%
Aerospace & Defense - 19.9%
BAE Systems PLC	36,817	$ 180,547
BE Aerospace, Inc. (a)	49,800	597,600
DRS Technologies, Inc. (a)	3,600	153,000
EADS NV	8,071	241,255
EDO Corp.	13,820	415,291
Embraer - Empresa Brasileira de Aeronautica SA sponsored ADR	5,400	169,020
Essex Corp. (a)	1,700	27,761
Goodrich Corp.	15,900	608,811
Hexcel Corp. (a)	29,800	462,198
Honeywell International, Inc.	48,500	1,804,685
L-3 Communications Holdings, Inc.	7,200	511,344
Lockheed Martin Corp.	21,070	1,286,534
Meggitt PLC	39,000	194,016
Northrop Grumman Corp.	4,058	219,051
Precision Castparts Corp.	18,300	1,409,283
Raytheon Co.	16,800	650,160
Rockwell Collins, Inc.	19,720	938,475
SI International, Inc. (a)	2,600	71,838
The Boeing Co.	36,410	2,128,529
United Technologies Corp.	11,100	1,128,426
		13,197,824
AIR FREIGHT & LOGISTICS - 5.9%
Air Freight & Logistics - 5.9%
Dynamex, Inc. (a)	22,525	407,703
EGL, Inc. (a)	11,900	271,320
Expeditors International of Washington, Inc.	9,200	492,660
FedEx Corp.	9,000	845,550
Forward Air Corp.	9,440	401,955
Hub Group, Inc. Class A (a)	3,132	196,282
Park-Ohio Holdings Corp. (a)	9,547	178,911
United Parcel Service, Inc. Class B	13,200	960,168
UTI Worldwide, Inc.	2,700	187,515
		3,942,064
AIRLINES - 2.6%
Airlines - 2.6%
AirTran Holdings, Inc. (a)	73,600	666,080
Alaska Air Group, Inc. (a)	4,800	141,312
AMR Corp. (a)	75,200	804,640
Ryanair Holdings PLC sponsored ADR (a)	2,300	100,671
		1,712,703
AUTO COMPONENTS - 1.0%
Auto Parts & Equipment - 1.0%
Amerigon, Inc. (a)	800	3,328
BorgWarner, Inc.	3,100	150,908
Johnson Controls, Inc.	3,100	172,856

	Shares	Value
LKQ Corp. (a)	8,500	$ 170,595
Midas, Inc. (a)	7,900	180,357
		678,044
AUTOMOBILES - 2.3%
Automobile Manufacturers - 2.3%
Coachmen Industries, Inc.	12,500	170,000
Ford Motor Co.	31,000	351,230
Honda Motor Co. Ltd. sponsored ADR	6,300	157,752
Hyundai Motor Co.	5,010	270,811
National R.V. Holdings, Inc. (a)	16,000	162,560
Renault SA	2,800	250,073
Toyota Motor Corp. ADR	2,000	148,760
		1,511,186
BUILDING PRODUCTS - 2.5%
Building Products - 2.5%
American Standard Companies, Inc.	8,610	400,193
Masco Corp.	17,920	621,286
Quixote Corp.	6,300	136,521
York International Corp.	13,500	528,930
		1,686,930
CHEMICALS - 14.4%
Commodity Chemicals - 2.0%
Lyondell Chemical Co.	15,336	428,181
NOVA Chemicals Corp.	6,800	290,465
Pioneer Companies, Inc. (a)	20,600	467,620
Spartech Corp.	7,400	146,890
		1,333,156
Diversified Chemicals - 2.1%
Dow Chemical Co.	22,100	1,101,685
FMC Corp. (a)	6,100	326,045
		1,427,730
Fertilizers & Agricultural Chemicals - 3.1%
Agrium, Inc.	22,900	419,789
Monsanto Co.	9,700	625,650
Mosaic Co. (a)	33,600	573,216
Potash Corp. of Saskatchewan	4,800	421,181
		2,039,836
Industrial Gases - 3.3%
Air Products & Chemicals, Inc.	13,600	860,744
Airgas, Inc.	17,700	422,853
Praxair, Inc.	18,700	894,982
		2,178,579
Specialty Chemicals - 3.9%
Albemarle Corp.	8,200	298,152
Cytec Industries, Inc.	10,700	580,475
Ecolab, Inc.	12,600	416,430
Ferro Corp.	15,830	297,921
Great Lakes Chemical Corp.	10,100	324,412
Lubrizol Corp.	7,900	321,056
PolyOne Corp. (a)	23,830	211,610
Common Stocks - continued
	Shares	Value
CHEMICALS - CONTINUED
Specialty Chemicals - continued
Rohm & Haas Co.	100	$ 4,800
Valspar Corp.	3,400	158,236
		2,613,092
TOTAL CHEMICALS		9,592,393
COMMERCIAL SERVICES & SUPPLIES - 2.2%
Employment Services - 0.8%
Resources Connection, Inc. (a)	7,500	156,975
Robert Half International, Inc.	13,500	363,960
		520,935
Environmental Services - 0.9%
Waste Connections, Inc. (a)	8,800	305,800
Waste Services, Inc. (a)	72,800	254,800
		560,600
Office Services & Supplies - 0.5%
Herman Miller, Inc.	11,566	348,368
TOTAL COMMERCIAL SERVICES & SUPPLIES		1,429,903
COMMUNICATIONS EQUIPMENT - 0.7%
Communications Equipment - 0.7%
Harris Corp.	13,600	444,040
CONSTRUCTION & ENGINEERING - 6.0%
Construction & Engineering - 6.0%
Chicago Bridge & Iron Co. NV (NY Shares)	11,300	497,539
Dycom Industries, Inc. (a)	22,500	517,275
EMCOR Group, Inc. (a)	4,300	201,326
Fluor Corp.	19,900	1,103,057
Foster Wheeler Ltd. (a)	19,570	340,518
Granite Construction, Inc.	8,100	212,787
Jacobs Engineering Group, Inc. (a)	4,900	254,408
Perini Corp. (a)	23,200	319,928
Shaw Group, Inc. (a)	16,200	353,160
SNC-Lavalin Group, Inc.	1,200	69,347
Washington Group International, Inc. (a)	3,200	143,968
		4,013,313
CONSTRUCTION MATERIALS - 2.0%
Construction Materials - 2.0%
Eagle Materials, Inc.	3,420	276,815
Florida Rock Industries, Inc.	7,400	435,268
Lafarge North America, Inc.	3,800	222,110
Texas Industries, Inc.	6,000	322,500
Vulcan Materials Co.	1,700	96,611
		1,353,304
CONTAINERS & PACKAGING - 1.0%
Metal & Glass Containers - 0.9%
Owens-Illinois, Inc. (a)	23,350	587,019

	Shares	Value
Paper Packaging - 0.1%
Packaging Corp. of America	3,900	$ 94,731
TOTAL CONTAINERS & PACKAGING		681,750
ELECTRICAL EQUIPMENT - 2.5%
Electrical Components & Equipment - 2.0%
AMETEK, Inc.	6,300	253,575
Emerson Electric Co.	100	6,493
NEOMAX Co. Ltd.	9,000	212,357
Rockwell Automation, Inc.	5,900	334,176
Roper Industries, Inc.	8,070	528,585
		1,335,186
Heavy Electrical Equipment - 0.5%
ABB Ltd. sponsored ADR (a)	54,000	334,800
TOTAL ELECTRICAL EQUIPMENT		1,669,986
FOOD PRODUCTS - 0.1%
Agricultural Products - 0.1%
Delta & Pine Land Co.	2,700	72,900
HEALTH CARE EQUIPMENT & SUPPLIES - 0.1%
Health Care Equipment - 0.1%
Varian, Inc. (a)	1,600	60,624
HOUSEHOLD DURABLES - 3.7%
Consumer Electronics - 0.3%
Harman International Industries, Inc.	1,800	159,228
Home Furnishings - 1.0%
Interface, Inc. Class A (a)	47,474	323,773
Tempur-Pedic International, Inc. (a)	17,400	324,684
		648,457
Homebuilding - 2.4%
KB Home	3,900	458,094
Ryland Group, Inc.	5,480	339,870
Standard Pacific Corp.	5,400	389,826
Toll Brothers, Inc. (a)	5,400	425,790
		1,613,580
TOTAL HOUSEHOLD DURABLES		2,421,265
INDUSTRIAL CONGLOMERATES - 7.2%
Industrial Conglomerates - 7.2%
3M Co.	12,560	1,076,266
General Electric Co.	24,360	878,422
Tyco International Ltd.	84,640	2,860,829
		4,815,517
MACHINERY - 12.7%
Construction & Farm Machinery & Heavy Trucks - 7.5%
A.S.V., Inc. (a)	4,200	166,509
Bucyrus International, Inc. Class A	14,600	570,276
Caterpillar, Inc.	12,000	1,097,280
Common Stocks - continued
	Shares	Value
MACHINERY - CONTINUED
Construction & Farm Machinery & Heavy Trucks - continued
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	17,540	$ 329,252
Deere & Co.	18,800	1,262,044
Hyundai Heavy Industries Co. Ltd.	9,130	456,724
Joy Global, Inc.	13,050	457,533
Navistar International Corp. (a)	9,580	348,712
PACCAR, Inc.	1,040	75,286
Toro Co.	900	79,650
Wabash National Corp.	7,200	175,680
		5,018,946
Industrial Machinery - 5.2%
Briggs & Stratton Corp.	8,200	298,562
CUNO, Inc. (a)	2,300	118,197
Gardner Denver, Inc. (a)	9,700	383,247
Ingersoll-Rand Co. Ltd. Class A	1,700	135,405
ITT Industries, Inc.	7,800	703,872
Kennametal, Inc.	3,601	171,011
Manitowoc Co., Inc.	12,200	492,758
Pall Corp.	200	5,424
Pentair, Inc.	4,080	159,120
SPX Corp.	2,400	103,872
Timken Co.	12,900	352,686
Watts Water Technologies, Inc. Class A	16,000	521,760
		3,445,914
TOTAL MACHINERY		8,464,860
MARINE - 1.0%
Marine - 1.0%
Alexander & Baldwin, Inc.	4,560	187,872
Diana Shipping, Inc.	12,000	198,480
DryShips, Inc.	8,500	165,665
Excel Maritime Carriers Ltd. (a)	6,300	116,235
		668,252
METALS & MINING - 0.2%
Diversified Metals & Mining - 0.2%
Massey Energy Co.	2,800	112,112
OIL & GAS - 1.5%
Oil & Gas Refining & Marketing & Transportation - 1.5%
Ashland, Inc.	8,400	566,748
Ship Finance International Ltd. (NY Shares)	706	14,332
Teekay Shipping Corp.	5,200	233,740
Tsakos Energy Navigation Ltd.	3,400	149,702
		964,522
ROAD & RAIL - 6.6%
Railroads - 5.7%
Burlington Northern Santa Fe Corp.	14,700	792,771

	Shares	Value
Canadian National Railway Co.	16,300	$ 1,029,027
Canadian Pacific Railway Ltd.	7,100	256,842
CSX Corp.	20,220	842,163
Norfolk Southern Corp.	23,460	869,193
		3,789,996
Trucking - 0.9%
Laidlaw International, Inc. (a)	13,700	284,960
Landstar System, Inc. (a)	8,956	293,309
		578,269
TOTAL ROAD & RAIL		4,368,265
SPECIALTY RETAIL - 0.9%
Specialty Stores - 0.9%
Advance Auto Parts, Inc. (a)	1,800	90,810
Asbury Automotive Group, Inc. (a)	16,300	251,020
The Pep Boys - Manny, Moe & Jack	14,900	261,942
		603,772
TRADING COMPANIES & DISTRIBUTORS - 1.7%
Trading Companies & Distributors - 1.7%
MSC Industrial Direct Co., Inc. Class A	17,500	534,800
United Rentals, Inc. (a)	3,700	74,777
WESCO International, Inc. (a)	18,600	520,800
		1,130,377
TOTAL COMMON STOCKS (Cost $59,150,817)		65,595,906
Nonconvertible Preferred Stocks - 0.2%

AEROSPACE & DEFENSE - 0.0%
Aerospace & Defense - 0.0%
Rolls-Royce Group PLC Series B	590,000	1,143
AUTOMOBILES - 0.2%
Automobile Manufacturers - 0.2%
Porsche AG (non-vtg.)	200	145,180
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $147,824)		146,323
Money Market Funds - 0.9%
	Shares	Value
Fidelity Cash Central Fund, 2.73% (b)	322,588	$ 322,588
Fidelity Securities Lending Cash Central Fund, 2.74% (b)(c)	283,750	283,750
TOTAL MONEY MARKET FUNDS (Cost $606,338)		606,338
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $59,904,979)		66,348,567
NET OTHER ASSETS - 0.2%		160,655
NET ASSETS - 100%		$ 66,509,222
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
Income Tax Information

At March 31, 2005, the aggregate cost of investment securities for income tax purposes was $60,017,807. Net unrealized appreciation aggregated $6,330,760, of which $7,915,958 related to appreciated investment securities and $1,585,198 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-221-5207 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Financial Services Portfolio

March 31, 2005

1.814647.100

VFS-QTLY-0505

Investments March 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.6%
	Shares	Value
CAPITAL MARKETS - 19.2%
Asset Management & Custody Banks - 3.1%
American Capital Strategies Ltd.	1,000	$ 31,410
Bank of New York Co., Inc.	3,650	106,033
Calamos Asset Management, Inc. Class A	1,200	32,304
Federated Investors, Inc. Class B (non-vtg.)	1,580	44,730
Firstcity Financial Corp. (a)	2,228	28,630
Franklin Resources, Inc.	3,400	233,410
Investors Financial Services Corp.	900	44,019
Legg Mason, Inc.	1,500	117,210
Northern Trust Corp.	4,450	193,308
State Street Corp.	4,400	192,368
		1,023,422
Diversified Capital Markets - 1.5%
UBS AG (NY Shares)	6,100	514,840
Investment Banking & Brokerage - 14.6%
Ameritrade Holding Corp. (a)	31,735	324,014
Bear Stearns Companies, Inc.	1,780	177,822
Charles Schwab Corp.	17,200	180,772
E*TRADE Financial Corp. (a)	28,500	342,000
Goldman Sachs Group, Inc.	9,140	1,005,309
LaBranche & Co., Inc. (a)	2,230	20,739
Lehman Brothers Holdings, Inc.	3,080	290,013
Merrill Lynch & Co., Inc.	29,600	1,675,360
Morgan Stanley	13,110	750,548
Piper Jaffray Companies (a)	183	6,696
TradeStation Group, Inc. (a)	20,220	122,129
		4,895,402
TOTAL CAPITAL MARKETS		6,433,664
COMMERCIAL BANKS - 25.1%
Diversified Banks - 21.7%
Banco Popolare di Verona e Novara	8,000	149,359
Bangkok Bank Ltd. PCL (For. Reg.)	29,000	83,027
Bank of America Corp.	67,496	2,976,568
HDFC Bank Ltd. sponsored ADR	5,600	235,368
HSBC Holdings PLC sponsored ADR	300	23,820
Mitsubishi Tokyo Financial Group, Inc. (MTFG) sponsored ADR	15,000	129,750
National Bank of Canada	5,600	242,494
Royal Bank of Canada	3,760	228,697
Standard Chartered PLC	4,300	77,359
State Bank of India	8,430	138,078
U.S. Bancorp, Delaware	24,800	714,736
Wachovia Corp.	24,197	1,231,869
Wells Fargo & Co.	17,500	1,046,500
		7,277,625
Regional Banks - 3.4%
Cathay General Bancorp	4,835	152,303

	Shares	Value
Center Financial Corp., California	4,800	$ 84,624
City National Corp.	800	55,856
East West Bancorp, Inc.	3,900	143,988
M&T Bank Corp.	400	40,824
Nara Bancorp, Inc.	400	5,620
North Fork Bancorp, Inc., New York	4,450	123,443
Silicon Valley Bancshares (a)	2,900	127,774
Synovus Financial Corp.	100	2,786
UCBH Holdings, Inc.	1,800	71,820
Valley National Bancorp	18	464
Westcorp	8,100	342,225
		1,151,727
TOTAL COMMERCIAL BANKS		8,429,352
COMMERCIAL SERVICES & SUPPLIES - 2.0%
Diversified Commercial Services - 2.0%
Asset Acceptance Capital Corp.	18,757	357,884
Jackson Hewitt Tax Service, Inc.	15,500	324,260
		682,144
CONSUMER FINANCE - 10.5%
Consumer Finance - 10.5%
Advanta Corp. Class B	1,700	39,100
American Express Co.	28,140	1,445,552
Capital One Financial Corp.	7,600	568,252
Dollar Financial Corp.	22,659	269,189
First Marblehead Corp. (a)	10,400	598,312
MBNA Corp.	15,905	390,468
SLM Corp.	4,640	231,258
		3,542,131
DIVERSIFIED FINANCIAL SERVICES - 9.7%
Other Diversifed Financial Services - 7.0%
Citigroup, Inc.	20,630	927,112
J.P. Morgan Chase & Co.	41,438	1,433,755
		2,360,867
Specialized Finance - 2.7%
Archipelago Holdings, Inc.	4,000	70,720
CIT Group, Inc.	19,700	748,600
Encore Capital Group, Inc. (a)	1,600	23,280
Marlin Business Services Corp. (a)	2,917	59,448
		902,048
TOTAL DIVERSIFIED FINANCIAL SERVICES		3,262,915
INDUSTRIAL CONGLOMERATES - 1.5%
Industrial Conglomerates - 1.5%
General Electric Co.	14,100	508,446
INSURANCE - 19.6%
Life & Health Insurance - 2.9%
AFLAC, Inc.	8,200	305,532
Lincoln National Corp.	500	22,570
Common Stocks - continued
	Shares	Value
INSURANCE - CONTINUED
Life & Health Insurance - continued
MetLife, Inc.	3,110	$ 121,601
Protective Life Corp.	1,200	47,160
Prudential Financial, Inc.	800	45,920
Sun Life Financial, Inc.	11,190	365,012
Torchmark Corp.	1,400	73,080
		980,875
Multi-Line Insurance - 9.7%
American International Group, Inc.	47,610	2,638,070
Genworth Financial, Inc. Class A	1,400	38,528
Hartford Financial Services Group, Inc.	5,960	408,618
HCC Insurance Holdings, Inc.	2,220	80,275
Unitrin, Inc.	1,700	77,180
		3,242,671
Property & Casualty Insurance - 4.0%
ACE Ltd.	14,050	579,844
AMBAC Financial Group, Inc.	1,510	112,873
Berkshire Hathaway, Inc. Class B (a)	71	202,776
Fidelity National Financial, Inc.	2,642	87,027
MBIA, Inc.	2,060	107,697
St. Paul Travelers Companies, Inc.	4,300	157,939
XL Capital Ltd. Class A	1,300	94,081
		1,342,237
Reinsurance - 3.0%
Endurance Specialty Holdings Ltd.	13,560	513,110
Max Re Capital Ltd.	2,916	68,613
Montpelier Re Holdings Ltd.	1,800	63,270
PartnerRe Ltd.	3,100	200,260
Platinum Underwriters Holdings Ltd.	3,300	98,010
Scottish Re Group Ltd.	2,700	60,804
		1,004,067
TOTAL INSURANCE		6,569,850
REAL ESTATE - 2.6%
Real Estate Investment Trusts - 2.6%
Apartment Investment & Management Co. Class A	2,730	101,556
CBL & Associates Properties, Inc.	900	64,359
Digital Realty Trust, Inc.	2,800	40,236
Duke Realty Corp.	1,830	54,626
Equity Lifestyle Properties, Inc.	1,000	35,250
Equity Residential (SBI)	2,390	76,982
Federal Realty Investment Trust (SBI)	580	28,043
Healthcare Realty Trust, Inc.	3,600	131,184
Reckson Associates Realty Corp.	1,800	55,260
Simon Property Group, Inc.	4,200	254,436
The Mills Corp.	700	37,030
Vornado Realty Trust	60	4,156
		883,118

	Shares	Value
THRIFTS & MORTGAGE FINANCE - 5.4%
Thrifts & Mortgage Finance - 5.4%
Countrywide Financial Corp.	8,115	$ 263,413
Doral Financial Corp.	50	1,095
Downey Financial Corp.	600	36,918
Fannie Mae	6,550	356,648
Freddie Mac	1,400	88,480
Golden West Financial Corp., Delaware	4,900	296,450
Hudson City Bancorp, Inc.	3,600	131,580
MGIC Investment Corp.	1,400	86,338
Radian Group, Inc.	1,625	77,578
Sovereign Bancorp, Inc.	6,390	141,602
The PMI Group, Inc.	2,300	87,423
W Holding Co., Inc.	9,148	92,120
Washington Mutual, Inc.	3,900	154,050
		1,813,695
TOTAL COMMON STOCKS (Cost $27,057,509)		32,125,315
Money Market Funds - 2.6%

Fidelity Cash Central Fund, 2.73% (b)	864,878	864,878
Fidelity Securities Lending Cash Central Fund, 2.74% (b)(c)	21,090	21,090
TOTAL MONEY MARKET FUNDS (Cost $885,968)		885,968
TOTAL INVESTMENT PORTFOLIO - 98.2% (Cost $27,943,477)		33,011,283
NET OTHER ASSETS - 1.8%		593,945
NET ASSETS - 100%		$ 33,605,228
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
Income Tax Information

At March 31, 2005, the aggregate cost of investment securities for income tax purposes was $28,050,048. Net unrealized appreciation aggregated $4,961,235, of which $5,872,087 related to appreciated investment securities and $910,852 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-221-5207 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Growth Stock Portfolio

March 31, 2005

1.799868.101

VIPGR-QTLY-0505

Investments March 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.0%
	Shares	Value
CONSUMER DISCRETIONARY - 13.2%
Internet & Catalog Retail - 1.1%
eBay, Inc. (a)	1,800	$ 67,068
Media - 6.3%
Getty Images, Inc. (a)	1,300	92,443
JC Decaux SA (a)	1,100	30,029
Lamar Advertising Co. Class A (a)	1,600	64,464
Spanish Broadcasting System, Inc. Class A (a)	6,900	70,794
Univision Communications, Inc. Class A (a)	3,500	96,915
XM Satellite Radio Holdings, Inc. Class A (a)	1,000	31,500
		386,145
Specialty Retail - 5.8%
Foot Locker, Inc.	7,600	222,680
Staples, Inc.	4,400	138,292
		360,972
TOTAL CONSUMER DISCRETIONARY		814,185
CONSUMER STAPLES - 10.7%
Beverages - 1.2%
PepsiCo, Inc.	1,400	74,242
Food & Staples Retailing - 4.3%
CVS Corp.	900	47,358
Wal-Mart Stores, Inc.	3,100	155,341
Walgreen Co.	1,400	62,188
		264,887
Food Products - 1.6%
The J.M. Smucker Co.	2,000	100,600
Household Products - 3.0%
Procter & Gamble Co.	3,560	188,680
Personal Products - 0.6%
Gillette Co.	700	35,336
TOTAL CONSUMER STAPLES		663,745
ENERGY - 7.1%
Energy Equipment & Services - 5.4%
Halliburton Co.	4,600	198,950
National Oilwell Varco, Inc. (a)	2,903	135,570
		334,520
Oil & Gas - 1.7%
BG Group PLC ADR	800	31,520

	Shares	Value
BP PLC sponsored ADR	600	$ 37,440
Valero Energy Corp.	500	36,635
		105,595
TOTAL ENERGY		440,115
FINANCIALS - 4.0%
Capital Markets - 0.9%
Harris & Harris Group, Inc. (a)	1,200	14,448
Merrill Lynch & Co., Inc.	500	28,300
Morgan Stanley	200	11,450
		54,198
Commercial Banks - 1.0%
Bank of America Corp.	700	30,870
Wachovia Corp.	600	30,546
		61,416
Consumer Finance - 0.5%
American Express Co.	600	30,822
Insurance - 1.0%
American International Group, Inc.	1,200	66,492
Thrifts & Mortgage Finance - 0.6%
Golden West Financial Corp., Delaware	600	36,300
TOTAL FINANCIALS		249,228
HEALTH CARE - 18.3%
Health Care Equipment & Supplies - 3.5%
Cyberonics, Inc. (a)	800	35,336
Medtronic, Inc.	3,000	152,850
St. Jude Medical, Inc. (a)	800	28,800
		216,986
Health Care Providers & Services - 3.1%
AmerisourceBergen Corp.	900	51,561
McKesson Corp.	1,400	52,850
UnitedHealth Group, Inc.	900	85,842
		190,253
Pharmaceuticals - 11.7%
Eli Lilly & Co.	700	36,470
Johnson & Johnson	4,200	282,072
Pfizer, Inc.	1,700	44,659
Schering-Plough Corp.	11,700	212,355
Sepracor, Inc. (a)	600	34,446
Wyeth	2,700	113,886
		723,888
TOTAL HEALTH CARE		1,131,127
INDUSTRIALS - 9.6%
Aerospace & Defense - 2.4%
Honeywell International, Inc.	4,000	148,840
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Construction & Engineering - 2.2%
Chicago Bridge & Iron Co. NV (NY Shares)	3,100	$ 136,493
Electrical Equipment - 1.1%
American Power Conversion Corp.	2,600	67,886
Industrial Conglomerates - 2.3%
General Electric Co.	3,900	140,634
Road & Rail - 1.6%
Burlington Northern Santa Fe Corp.	1,100	59,323
Norfolk Southern Corp.	1,000	37,050
		96,373
TOTAL INDUSTRIALS		590,226
INFORMATION TECHNOLOGY - 34.1%
Communications Equipment - 4.9%
Cisco Systems, Inc. (a)	4,200	75,138
Harris Corp.	3,600	117,540
Juniper Networks, Inc. (a)	3,700	81,622
QUALCOMM, Inc.	800	29,320
		303,620
Computers & Peripherals - 12.6%
Apple Computer, Inc. (a)	1,600	66,672
Dell, Inc. (a)	9,800	376,516
EMC Corp. (a)	7,400	91,168
UNOVA, Inc. (a)	11,938	246,520
		780,876
Electronic Equipment & Instruments - 6.7%
Digital Theater Systems, Inc. (a)	1,600	28,976
Flextronics International Ltd. (a)	10,100	121,604
Jabil Circuit, Inc. (a)	9,200	262,384
		412,964
Internet Software & Services - 2.1%
Google, Inc. Class A (sub. vtg.)	200	36,102
Yahoo!, Inc. (a)	2,800	94,920
		131,022
Semiconductors & Semiconductor Equipment - 3.6%
Altera Corp. (a)	2,700	53,406
Analog Devices, Inc.	1,800	65,052
ASE Test Ltd. (a)	20,600	104,648
		223,106
Software - 4.2%
Microsoft Corp.	8,300	200,611
THQ, Inc. (a)	2,100	59,094
		259,705
TOTAL INFORMATION TECHNOLOGY		2,111,293
TOTAL COMMON STOCKS (Cost $5,692,099)		5,999,919
Money Market Funds - 2.3%
	Shares	Value
Fidelity Cash Central Fund, 2.73% (b) (Cost $143,838)	143,838	$ 143,838
TOTAL INVESTMENT PORTFOLIO - 99.3% (Cost $5,835,937)		6,143,757
NET OTHER ASSETS - 0.7%		42,668
NET ASSETS - 100%		$ 6,186,425
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

Income Tax Information

At March 31, 2005, the aggregate cost of investment securities for income tax purposes was $5,851,891. Net unrealized appreciation aggregated $291,866, of which $477,371 related to appreciated investment securities and $185,505 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-221-5207 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Health Care Portfolio

March 31, 2005

1.814639.100

VHC-QTLY-0505

Investments March 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value
BIOTECHNOLOGY - 14.9%
Biotechnology - 14.9%
Affymetrix, Inc. (a)	5,300	$ 227,052
Alkermes, Inc. (a)	9,600	99,648
Amgen, Inc. (a)	51,900	3,021,099
Biogen Idec, Inc. (a)	18,700	645,337
Genentech, Inc. (a)	53,100	3,005,991
Genzyme Corp. - General Division (a)	12,400	709,776
Human Genome Sciences, Inc. (a)	2,300	21,206
ImClone Systems, Inc. (a)	4,500	155,250
Martek Biosciences (a)	1,200	69,828
MedImmune, Inc. (a)	13,130	312,625
Millennium Pharmaceuticals, Inc. (a)	42,100	354,482
Neurocrine Biosciences, Inc. (a)	9,900	376,794
OSI Pharmaceuticals, Inc. (a)	2,300	95,082
Protein Design Labs, Inc. (a)	3,900	62,361
		9,156,531
HEALTH CARE EQUIPMENT & SUPPLIES - 30.1%
Health Care Equipment - 24.3%
Animas Corp.	5,100	103,071
Aspect Medical Systems, Inc. (a)	11,200	241,808
Baxter International, Inc.	96,750	3,287,565
Beckman Coulter, Inc.	10,200	677,790
Biomet, Inc.	8,765	318,170
Boston Scientific Corp. (a)	29,420	861,712
C.R. Bard, Inc.	2,900	197,432
Cyberonics, Inc. (a)	7,800	344,526
Cytyc Corp. (a)	24,100	554,541
Epix Pharmaceuticals, Inc. (a)	12,600	88,200
Guidant Corp.	13,100	968,090
Hospira, Inc. (a)	352	11,359
IntraLase Corp.	400	6,696
Kinetic Concepts, Inc.	5,800	345,970
Medtronic, Inc.	85,460	4,354,187
ResMed, Inc. (a)	5,400	304,560
Respironics, Inc. (a)	5,300	308,831
St. Jude Medical, Inc. (a)	39,520	1,422,720
Stereotaxis, Inc.	14,400	111,600
Waters Corp. (a)	12,700	454,533
		14,963,361
Health Care Supplies - 5.8%
Advanced Medical Optics, Inc. (a)	11,100	401,931
Alcon, Inc.	18,300	1,634,007
Bausch & Lomb, Inc.	2,900	212,570
Cooper Companies, Inc.	5,500	400,950
Dade Behring Holdings, Inc. (a)	5,450	321,169
DJ Orthopedics, Inc. (a)	7,000	175,350

	Shares	Value
Edwards Lifesciences Corp. (a)	10,100	$ 436,522
Shamir Optical Industry Ltd.	100	1,545
		3,584,044
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		18,547,405
HEALTH CARE PROVIDERS & SERVICES - 17.5%
Health Care Distributors & Services - 3.0%
McKesson Corp.	42,800	1,615,700
Patterson Companies, Inc. (a)	4,200	209,790
		1,825,490
Health Care Facilities - 0.4%
Community Health Systems, Inc. (a)	7,100	247,861
Health Care Services - 4.5%
Caremark Rx, Inc. (a)	3,100	123,318
Cerner Corp. (a)	500	26,255
Covance, Inc. (a)	1,100	52,371
DaVita, Inc. (a)	6,450	269,933
IMS Health, Inc.	22,700	553,653
Laboratory Corp. of America Holdings (a)	8,500	409,700
Omnicare, Inc.	13,600	482,120
Pediatrix Medical Group, Inc. (a)	2,700	185,193
Quest Diagnostics, Inc.	6,300	662,319
		2,764,862
Managed Health Care - 9.6%
Health Net, Inc. (a)	8,600	281,306
PacifiCare Health Systems, Inc. (a)	17,000	967,640
UnitedHealth Group, Inc.	49,100	4,683,158
		5,932,104
TOTAL HEALTH CARE PROVIDERS & SERVICES		10,770,317
PERSONAL PRODUCTS - 0.1%
Personal Products - 0.1%
NBTY, Inc. (a)	2,900	72,761
PHARMACEUTICALS - 35.7%
Pharmaceuticals - 35.7%
Abbott Laboratories	78,220	3,646,616
Allergan, Inc.	14,900	1,035,103
Bristol-Myers Squibb Co.	4,800	122,208
Eli Lilly & Co.	2,300	119,830
Endo Pharmaceuticals Holdings, Inc. (a)	6,900	155,595
Forest Laboratories, Inc. (a)	7,700	284,515
Hollis-Eden Pharmaceuticals, Inc. (a)	13,100	92,290
Ista Pharmaceuticals, Inc. (a)	7,000	69,160
IVAX Corp. (a)	9,700	191,769
Johnson & Johnson	90,715	6,092,417
Medicis Pharmaceutical Corp. Class A	2,200	65,956
Merck & Co., Inc.	91,880	2,974,156
Pfizer, Inc.	164,740	4,327,720
Sepracor, Inc. (a)	6,100	350,201
Common Stocks - continued
	Shares	Value
PHARMACEUTICALS - CONTINUED
Pharmaceuticals - continued
Watson Pharmaceuticals, Inc. (a)	8,400	$ 258,132
Wyeth	51,320	2,164,678
		21,950,346
TOTAL COMMON STOCKS (Cost $52,163,940)		60,497,360
Money Market Funds - 1.7%

Fidelity Cash Central Fund, 2.73% (b) (Cost $1,006,130)	1,006,130	1,006,130
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $53,170,070)		61,503,490
NET OTHER ASSETS - 0.0%		22,245
NET ASSETS - 100%		$ 61,525,735
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

Income Tax Information

At March 31, 2005, the aggregate cost of investment securities for income tax purposes was $53,788,378. Net unrealized appreciation aggregated $7,715,112, of which $11,525,227 related to appreciated investment securities and $3,810,115 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-221-5207 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
International Capital Appreciation Portfolio

March 31, 2005

1.814640.100

VIPCAP-QTLY-0505

Investments March 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.9%
	Shares	Value
Australia - 0.7%
CSL Ltd.	500	$ 13,198
Bermuda - 0.5%
GOME Electrical Appliances Holdings Ltd.	10,000	10,706
Brazil - 2.9%
Aracruz Celulose SA sponsored ADR	1,100	39,380
Votorantim Celulose e Papel SA sponsored ADR (non-vtg.)	1,500	19,500
TOTAL BRAZIL		58,880
Canada - 2.5%
Canadian Natural Resources Ltd.	400	22,610
EnCana Corp.	400	28,255
TOTAL CANADA		50,865
China - 1.9%
Global Bio-Chem Technology Group Co. Ltd.	30,000	18,847
People's Food Holdings Ltd.	17,000	12,459
Weichai Power Co. Ltd. (H Shares)	2,000	6,821
TOTAL CHINA		38,127
Denmark - 3.7%
GN Store Nordic AS	2,550	29,280
Novo Nordisk AS Series B	800	44,537
TOTAL DENMARK		73,817
France - 11.7%
Alcatel SA (RFD) (a)	1,673	20,193
Groupe Danone	200	19,897
Pernod-Ricard	130	18,149
Renault SA	200	17,862
Rhodia SA (a)	3,100	5,987
Societe Generale Series A	400	41,558
Technip-Coflexip SA	100	16,722
Thomson SA	1,800	48,532
Total SA Series B	200	46,892
TOTAL FRANCE		235,792
Germany - 4.3%
Allianz AG (Reg.)	200	25,440
Deutsche Telekom AG (Reg.)	2,300	45,908
HeidelbergCement AG	253	15,915
TOTAL GERMANY		87,263
Greece - 1.2%
Public Power Corp. of Greece	850	24,504
Hong Kong - 2.5%
China Merchants Holdings International Co. Ltd.	4,000	7,847
Li & Fung Ltd.	8,000	14,565

	Shares	Value
Solomon Systech Ltd.	16,000	$ 5,026
Techtronic Industries Co. Ltd.	10,500	23,223
TOTAL HONG KONG		50,661
India - 4.6%
Bank of Baroda	1,886	9,528
State Bank of India	3,772	61,783
Tata Motors Ltd.	1,391	13,176
Zee Telefilms Ltd.	2,554	8,123
TOTAL INDIA		92,610
Ireland - 0.7%
Ryanair Holdings PLC sponsored ADR (a)	300	13,131
Italy - 2.3%
Banca Intesa Spa	2,900	14,736
ENI Spa	1,200	31,238
TOTAL ITALY		45,974
Japan - 13.8%
Aisin Seiki Co. Ltd.	500	11,378
Credit Saison Co. Ltd.	400	14,400
Don Quijote Co. Ltd.	200	11,732
Honda Motor Co. Ltd.	500	25,040
Hoya Corp.	200	22,010
JAFCO Co. Ltd.	300	18,830
Matsui Securities Co. Ltd.	800	10,654
Matsui Securities Co. Ltd. New	600	7,840
Mitsui Trust Holdings, Inc.	2,000	19,883
Nomura Holdings, Inc.	1,900	26,334
Sega Sammy Holdings, Inc. (a)	300	18,242
Softbank Corp.	500	20,611
Sony Corp. sponsored ADR	300	12,006
Sumitomo Mitsui Financial Group, Inc.	9	60,937
TOTAL JAPAN		279,897
Mexico - 0.8%
Grupo Mexico SA de CV Series B (a)	3,153	16,562
Netherlands - 6.3%
ASML Holding NV (NY Shares) (a)	4,400	73,788
ING Groep NV (Certificaten Van Aandelen)	1,000	30,230
QIAGEN NV (a)	2,000	23,880
TOTAL NETHERLANDS		127,898
Philippines - 1.3%
Philippine Long Distance Telephone Co.	1,060	26,790
Russia - 0.7%
Mobile TeleSystems OJSC sponsored ADR	400	14,076
Spain - 1.1%
Telefonica SA	1,300	22,520
Sweden - 0.7%
Hennes & Mauritz AB (H&M) (B Shares)	400	13,745
Common Stocks - continued
	Shares	Value
Switzerland - 13.6%
ABB Ltd. (Reg.) (a)	6,259	$ 38,869
Actelion Ltd. (Reg.) (a)	102	10,316
Credit Suisse Group (Reg.)	1,214	51,959
Novartis AG (Reg.)	221	10,338
Phonak Holding AG	270	9,298
Roche Holding AG (participation certificate)	504	54,004
The Swatch Group AG (Reg.)	1,039	28,918
UBS AG (Reg.)	857	72,331
TOTAL SWITZERLAND		276,033
Taiwan - 4.0%
Optimax Technology Corp.	15,000	42,182
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	4,600	39,008
TOTAL TAIWAN		81,190
United Kingdom - 14.5%
BAE Systems PLC	6,700	32,856
BHP Billiton PLC	1,500	20,154
BP PLC	4,600	47,840
British Airways PLC (a)	5,100	25,617
Capita Group PLC	2,100	14,921
Carnival PLC	300	16,475
Invensys PLC (a)	57,900	16,960
Kesa Electricals PLC	2,900	16,564
Reuters Group PLC	2,600	20,046
Smiths Group PLC	100	1,609
Vodafone Group PLC	30,000	79,681
TOTAL UNITED KINGDOM		292,723
United States of America - 1.6%
NTL, Inc. (a)	300	19,101
Telewest Global, Inc. (a)	800	14,232
TOTAL UNITED STATES OF AMERICA		33,333
TOTAL COMMON STOCKS (Cost $1,958,622)		1,980,295
Cash Equivalents - 7.3%
	Maturity Amount	Value
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 2.51%, dated 3/31/05 due 4/1/05) (Cost $148,000)	$ 148,010	$ 148,000
TOTAL INVESTMENT PORTFOLIO - 105.2% (Cost $2,106,622)		2,128,295
NET OTHER ASSETS - (5.2)%		(105,542)
NET ASSETS - 100%		$ 2,022,753
Legend
(a) Non-income producing
Income Tax Information

At March 31, 2005, the aggregate cost of investment securities for income tax purposes was $2,106,910. Net unrealized appreciation aggregated $21,385, of which $71,467 related to appreciated investment securities and $50,082 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-221-5207 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Natural Resources Portfolio

March 31, 2005

1.814635.100

VNR-QTLY-0505

Investments March 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value
CONSTRUCTION & ENGINEERING - 0.9%
Construction & Engineering - 0.9%
Chicago Bridge & Iron Co. NV (NY Shares)	44,800	$ 1,972,544
CONTAINERS & PACKAGING - 1.3%
Paper Packaging - 1.3%
Packaging Corp. of America	35,990	874,197
Smurfit-Stone Container Corp. (a)	115,979	1,794,195
		2,668,392
ELECTRICAL EQUIPMENT - 0.3%
Electrical Components & Equipment - 0.3%
Hydrogenics Corp. (a)	140,268	608,903
ENERGY EQUIPMENT & SERVICES - 27.3%
Oil & Gas Drilling - 7.3%
GlobalSantaFe Corp.	56,700	2,100,168
Nabors Industries Ltd. (a)	14,900	881,186
Noble Corp.	52,730	2,963,953
Precision Drilling Corp. (a)	45,800	3,427,237
Pride International, Inc. (a)	113,000	2,806,920
Transocean, Inc. (a)	55,500	2,856,030
		15,035,494
Oil & Gas Equipment & Services - 20.0%
Baker Hughes, Inc.	20,180	897,808
BJ Services Co.	51,100	2,651,068
Cooper Cameron Corp. (a)	16,600	949,686
Grant Prideco, Inc. (a)	82,600	1,995,616
Halliburton Co.	181,200	7,836,900
Hornbeck Offshore Services, Inc.	40,500	1,014,930
National Oilwell Varco, Inc. (a)	220,914	10,316,684
Oil States International, Inc. (a)	1,800	36,990
Pason Systems, Inc.	5,500	172,131
RPC, Inc.	7,800	118,482
Schlumberger Ltd. (NY Shares)	120,960	8,525,261
Smith International, Inc.	70,640	4,431,247
Superior Energy Services, Inc. (a)	1,900	32,680
Tenaris SA sponsored ADR	10,100	621,251
Weatherford International Ltd. (a)	32,800	1,900,432
		41,501,166
TOTAL ENERGY EQUIPMENT & SERVICES		56,536,660
MACHINERY - 0.3%
Construction & Farm Machinery & Heavy Trucks - 0.3%
Bucyrus International, Inc. Class A	14,500	566,370
METALS & MINING - 18.9%
Aluminum - 2.6%
Alcan, Inc.	54,220	2,062,279
Alcoa, Inc.	110,790	3,366,908
		5,429,187

	Shares	Value
Diversified Metals & Mining - 8.2%
Breakwater Resources Ltd. (a)	667,000	$ 319,878
Cameco Corp.	32,000	1,417,430
CONSOL Energy, Inc.	65,700	3,089,214
Freeport-McMoRan Copper & Gold, Inc. Class B	840	33,272
Inmet Mining Corp. (a)	118,700	1,810,828
Massey Energy Co.	72,200	2,890,888
Peabody Energy Corp.	78,400	3,634,624
Phelps Dodge Corp.	8,200	834,186
Teck Cominco Ltd. Class B (sub. vtg.)	50,000	1,854,225
USEC, Inc.	57,470	935,612
		16,820,157
Gold - 5.6%
Goldcorp, Inc.	103,000	1,468,265
Newmont Mining Corp.	240,700	10,169,575
		11,637,840
Precious Metals & Minerals - 1.3%
Apex Silver Mines Ltd. (a)	119,200	1,909,584
Industrias Penoles SA de CV	95,900	497,903
Stillwater Mining Co. (a)	26,300	259,055
		2,666,542
Steel - 1.2%
Allegheny Technologies, Inc.	13,900	335,129
Caemi Mineracao E Metalurgia SA (PN) (a)	509,500	471,335
Cleveland-Cliffs, Inc.	12,400	903,588
Companhia Vale do Rio Doce sponsored ADR	200	6,322
Siderurgica Nacional Compania ADR	19,600	472,360
Usinas Siderurgicas de Minas Gerais SA (Usiminas) (PN-A)	13,700	294,011
		2,482,745
TOTAL METALS & MINING		39,036,471
MULTI-UTILITIES & UNREGULATED POWER - 0.3%
Multi-Utilities & Unregulated Power - 0.3%
Questar Corp.	10,100	598,425
OIL & GAS - 47.8%
Integrated Oil & Gas - 26.4%
Amerada Hess Corp.	200	19,242
BG Group PLC ADR	31,200	1,229,280
BP PLC sponsored ADR	251,440	15,689,857
ChevronTexaco Corp.	2,800	163,268
ConocoPhillips	115,081	12,410,335
ENI Spa sponsored ADR	6,300	820,008
Exxon Mobil Corp.	235,400	14,029,840
Marathon Oil Corp.	16,000	750,720
Occidental Petroleum Corp.	68,200	4,853,794
Common Stocks - continued
	Shares	Value
OIL & GAS - CONTINUED
Integrated Oil & Gas - continued
Petro-Canada	300	$ 17,426
Total SA sponsored ADR	39,110	4,584,865
		54,568,635
Oil & Gas Exploration & Production - 14.8%
Apache Corp.	20,500	1,255,215
Canadian Natural Resources Ltd.	46,300	2,617,056
Chesapeake Energy Corp.	97,400	2,136,956
Denbury Resources, Inc. (a)	29,700	1,046,331
EnCana Corp.	92,718	6,549,445
Encore Acquisition Co. (a)	14,000	578,200
Energy Partners Ltd. (a)	18,800	488,236
Forest Oil Corp. (a)	83,900	3,397,950
Kerr-McGee Corp.	14,200	1,112,286
Mission Resources Corp. (a)	135,100	956,508
Noble Energy, Inc.	9,300	632,586
Plains Exploration & Production Co. (a)	118,800	4,146,120
Quicksilver Resources, Inc. (a)	38,400	1,871,232
Range Resources Corp.	98,500	2,300,960
Talisman Energy, Inc.	200	6,845
Unocal Corp.	8,100	499,689
XTO Energy, Inc.	29,333	963,296
		30,558,911
Oil & Gas Refining & Marketing & Transportation - 6.6%
Ashland, Inc.	12,300	829,881
Frontier Oil Corp.	24,300	881,118
Holly Corp.	53,300	1,986,491
Premcor, Inc.	25,500	1,521,840
Tesoro Petroleum Corp. (a)	20,100	744,102
Valero Energy Corp.	86,500	6,337,855
Williams Companies, Inc.	74,900	1,408,869
		13,710,156
TOTAL OIL & GAS		98,837,702
PAPER & FOREST PRODUCTS - 1.8%
Forest Products - 0.1%
Canfor Corp. (a)	184	2,471
Sino-Forest Corp. (a)	65,000	191,872
		194,343
Paper Products - 1.7%
Georgia-Pacific Corp.	38,700	1,373,463
International Paper Co.	41,600	1,530,464
Tembec, Inc. (a)	60,700	291,103
Votorantim Celulose e Papel SA sponsored ADR (non-vtg.)	27,100	352,300
		3,547,330
TOTAL PAPER & FOREST PRODUCTS		3,741,673
TOTAL COMMON STOCKS (Cost $173,904,999)		204,567,140
Money Market Funds - 2.1%
	Shares	Value
Fidelity Cash Central Fund, 2.73% (b) (Cost $4,410,438)	4,410,438	$ 4,410,438
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $178,315,437)		208,977,578
NET OTHER ASSETS - (1.0)%		(2,104,411)
NET ASSETS - 100%		$ 206,873,167
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

Income Tax Information

At March 31, 2005, the aggregate cost of investment securities for income tax purposes was $179,292,119. Net unrealized appreciation aggregated $29,685,459, of which $32,442,563 related to appreciated investment securities and $2,757,104 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-221-5207 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Real Estate Portfolio

March 31, 2005

1.799880.101

VIPRE-QTLY-0505

Investments March 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value
HOTELS, RESTAURANTS & LEISURE - 9.0%
Hotels, Resorts & Cruise Lines - 9.0%
Starwood Hotels & Resorts Worldwide, Inc. unit	203,430	$ 12,211,902
REAL ESTATE - 89.9%
Real Estate Investment Trusts - 4.6%
American Financial Realty Trust (SBI)	54,600	798,798
Digital Realty Trust, Inc.	34,500	495,765
GMH Communities Trust	65,800	770,518
HomeBanc Mortgage Corp., Georgia	42,200	373,048
Trizec Properties, Inc.	196,100	3,725,900
TOTAL REAL ESTATE INVESTMENT TRUSTS		6,164,029
REITs - Apartments - 8.9%
American Campus Communities, Inc.	37,100	779,100
Apartment Investment & Management Co. Class A	101,820	3,787,704
AvalonBay Communities, Inc.	37,400	2,501,686
Cornerstone Realty Income Trust, Inc.	31,900	316,448
Equity Residential (SBI)	121,400	3,910,294
United Dominion Realty Trust, Inc. (SBI)	37,500	782,625
TOTAL REITS - APARTMENTS		12,077,857
REITs - Health Care Facilities - 1.0%
Ventas, Inc.	54,300	1,355,328
REITs - Hotels - 0.7%
Innkeepers USA Trust (SBI)	22,900	295,639
MeriStar Hospitality Corp. (a)	97,520	682,640
TOTAL REITS - HOTELS		978,279
REITs - Industrial Buildings - 22.6%
Catellus Development Corp.	158,152	4,214,751
CenterPoint Properties Trust (SBI)	98,130	4,023,330
Duke Realty Corp.	208,720	6,230,292
Extra Space Storage, Inc.	27,100	365,850
Plum Creek Timber Co., Inc.	19,900	710,430
ProLogis	241,220	8,949,262
Public Storage, Inc.	99,540	5,667,808
U-Store-It Trust	26,100	454,140
TOTAL REITS - INDUSTRIAL BUILDINGS		30,615,863
REITs - Malls - 16.9%
CBL & Associates Properties, Inc.	90,310	6,458,068
General Growth Properties, Inc.	219,351	7,479,869
Simon Property Group, Inc.	140,540	8,513,913
The Mills Corp.	8,150	431,135
TOTAL REITS - MALLS		22,882,985
REITs - Management/Investment - 2.3%
Equity Lifestyle Properties, Inc.	30,300	1,068,075
Newcastle Investment Corp.	70,300	2,080,880
TOTAL REITS - MANAGEMENT/INVESTMENT		3,148,955

	Shares	Value
REITs - Office Buildings - 16.2%
Boston Properties, Inc.	82,700	$ 4,981,021
Equity Office Properties Trust	291,200	8,773,856
Government Properties Trust, Inc.	25,100	249,996
Highwoods Properties, Inc. (SBI)	14,490	388,622
Kilroy Realty Corp.	17,800	728,198
Reckson Associates Realty Corp.	222,910	6,843,337
TOTAL REITS - OFFICE BUILDINGS		21,965,030
REITs - Prisons - 0.7%
Correctional Properties Trust	37,898	956,925
REITs - Shopping Centers - 16.0%
Federal Realty Investment Trust (SBI)	56,940	2,753,049
Inland Real Estate Corp.	73,033	1,097,686
Kimco Realty Corp.	71,900	3,875,410
Pan Pacific Retail Properties, Inc.	15,900	902,325
Regency Centers Corp.	7,900	376,277
Vornado Realty Trust	148,600	10,293,522
Weingarten Realty Investors (SBI)	70,200	2,422,602
TOTAL REITS - SHOPPING CENTERS		21,720,871
TOTAL REAL ESTATE		121,866,122
TOTAL COMMON STOCKS (Cost $118,779,359)		134,078,024
Money Market Funds - 0.8%

Fidelity Cash Central Fund, 2.73% (b) (Cost $1,074,153)	1,074,153	1,074,153
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $119,853,512)		135,152,177
NET OTHER ASSETS - 0.3%		457,045
NET ASSETS - 100%		$ 135,609,222
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

Income Tax Information

At March 31, 2005, the aggregate cost of investment securities for income tax purposes was $120,098,287. Net unrealized appreciation aggregated $15,053,890, of which $16,984,190 related to appreciated investment securities and $1,930,300 related to depreciated investment securities.

See accompanying notes which are an integral part of the financial statements.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-221-5207 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Strategic Income Portfolio

March 31, 2005

1.799886.101

VIPSI-QTLY-0505

Investments March 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 39.0%
		Principal Amount (d)	Value
CONSUMER DISCRETIONARY - 8.7%
Auto Components - 0.4%
Affinia Group, Inc. 9% 11/30/14 (g)		$ 205,000	$ 189,625
Intermet Corp. 9.75% 6/15/09 (c)		120,000	67,200
Tenneco Automotive, Inc. 8.625% 11/15/14 (g)		180,000	175,050
TRW Automotive Acquisition Corp.:
9.375% 2/15/13		120,000	129,600
11% 2/15/13		13,000	14,820
			576,295
Hotels, Restaurants & Leisure - 2.2%
Carrols Corp. 9% 1/15/13 (g)		145,000	148,625
Domino's, Inc. 8.25% 7/1/11		100,000	103,000
Gaylord Entertainment Co.:
6.75% 11/15/14 (g)		265,000	257,050
8% 11/15/13		100,000	103,000
Herbst Gaming, Inc.:
7% 11/15/14 (g)		60,000	59,700
8.125% 6/1/12		100,000	104,500
ITT Corp. 7.375% 11/15/15		125,000	135,625
Landry's Seafood Restaurants, Inc. 7.5% 12/15/14 (g)		245,000	240,406
Mandalay Resort Group:
6.375% 12/15/11		80,000	80,904
6.5% 7/31/09		20,000	20,250
MGM MIRAGE:
6% 10/1/09		40,000	39,500
6.75% 9/1/12		45,000	45,225
8.5% 9/15/10		50,000	54,815
Mohegan Tribal Gaming Authority 6.875% 2/15/15 (g)		100,000	99,000
Morton's Restaurant Group, Inc. 7.5% 7/1/10		90,000	87,300
Penn National Gaming, Inc.:
6.75% 3/1/15 (g)		90,000	88,200
6.875% 12/1/11		140,000	140,000
Scientific Games Corp. 6.25% 12/15/12 (g)		40,000	39,400
Speedway Motorsports, Inc. 6.75% 6/1/13		95,000	95,950
Starwood Hotels & Resorts Worldwide, Inc. 7.875% 5/1/12		100,000	109,500
Station Casinos, Inc.:
6% 4/1/12		80,000	79,200
6.5% 2/1/14		20,000	19,750
Sun International Hotels Ltd./Sun International North America, Inc. 8.875% 8/15/11		120,000	128,700
Town Sports International Holdings, Inc. 0% 2/1/14 (e)		35,000	20,825
Uno Restaurant Corp. 10% 2/15/11 (g)		120,000	119,400
Vail Resorts, Inc. 6.75% 2/15/14		225,000	220,500

		Principal Amount (d)	Value
Virgin River Casino Corp./RBG LLC/B&BB, Inc.:
0% 1/15/13 (e)(g)		$ 260,000	$ 169,000
9% 1/15/12 (g)		40,000	42,000
			2,851,325
Household Durables - 0.8%
Goodman Global Holdings, Inc.:
5.76% 6/15/12 (g)(i)		40,000	39,600
7.875% 12/15/12 (g)		550,000	506,000
K. Hovnanian Enterprises, Inc.:
6% 1/15/10 (g)		40,000	38,900
6.25% 1/15/15 (g)		60,000	57,750
7.75% 5/15/13		100,000	104,000
KB Home 8.625% 12/15/08		50,000	54,250
Levitz Home Furnishings, Inc. 12% 11/1/11 (g)		90,000	81,000
Meritage Homes Corp. 6.25% 3/15/15 (g)		90,000	84,375
Standard Pacific Corp.:
7.75% 3/15/13		20,000	20,900
9.25% 4/15/12		30,000	33,600
Technical Olympic USA, Inc. 7.5% 1/15/15		90,000	82,800
			1,103,175
Leisure Equipment & Products - 0.0%
Riddell Bell Holdings, Inc. 8.375% 10/1/12 (g)		40,000	40,400
Media - 4.8%
AMC Entertainment, Inc.:
8% 3/1/14		75,000	71,438
8.625% 8/15/12 (g)		50,000	54,632
9.875% 2/1/12		70,000	73,500
Cablevision Systems Corp. 8% 4/15/12 (g)		715,000	729,300
CanWest Media, Inc. 8% 9/15/12 (g)		40,000	41,800
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
8% 4/30/12 (g)		50,000	50,000
8.375% 4/30/14 (g)		85,000	85,850
Cinemark USA, Inc. 9% 2/1/13		30,000	32,550
Cinemark, Inc. 0% 3/15/14 (e)		160,000	113,600
Corus Entertainment, Inc. 8.75% 3/1/12		60,000	64,500
CSC Holdings, Inc.:
7.625% 4/1/11		40,000	41,600
7.625% 7/15/18		570,000	592,800
7.875% 2/15/18		475,000	504,688
Dex Media, Inc.:
0% 11/15/13 (e)		75,000	57,375
0% 11/15/13 (e)		55,000	42,075
8% 11/15/13		355,000	383,400
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
CONSUMER DISCRETIONARY - continued
Media - continued
EchoStar DBS Corp.:
6.375% 10/1/11		$ 45,000	$ 43,988
6.625% 10/1/14 (g)		625,000	601,563
Entravision Communications Corp. 8.125% 3/15/09		90,000	94,050
Haights Cross Communications, Inc. 0% 8/15/11 (e)		20,000	13,200
Haights Cross Operating Co. 11.75% 8/15/11		40,000	45,200
Houghton Mifflin Co.:
0% 10/15/13 (e)		580,000	406,000
8.25% 2/1/11		20,000	20,600
9.875% 2/1/13		270,000	278,100
IMAX Corp. 9.625% 12/1/10		40,000	42,800
Innova S. de R.L. 9.375% 9/19/13		210,000	229,950
Lamar Media Corp. 7.25% 1/1/13		50,000	53,750
R.H. Donnelley Corp. 6.875% 1/15/13 (g)		295,000	292,050
Radio One, Inc. 6.375% 2/15/13 (g)		50,000	49,000
Rainbow National LLC & RNS Co. Corp.:
8.75% 9/1/12 (g)		110,000	117,975
10.375% 9/1/14 (g)		365,000	405,150
Rogers Cable, Inc.:
5.5% 3/15/14		65,000	59,150
6.25% 6/15/13		240,000	230,400
6.75% 3/15/15		50,000	49,188
The Reader's Digest Association, Inc. 6.5% 3/1/11		125,000	124,688
Videotron Ltee 6.875% 1/15/14		125,000	125,625
WDAC Subsidiary Corp. 8.375% 12/1/14 (g)		50,000	46,500
			6,268,035
Multiline Retail - 0.1%
Marks & Spencer Group PLC 5.125% 11/7/06	EUR	50,000	67,081
Specialty Retail - 0.2%
The Pep Boys - Manny, Moe & Jack 7.5% 12/15/14		275,000	266,750
Textiles, Apparel & Luxury Goods - 0.2%
AAC Group Holding Corp. 0% 10/1/12 (e)(g)		225,000	157,500
Levi Strauss & Co. 9.75% 1/15/15 (g)		160,000	157,600
			315,100
TOTAL CONSUMER DISCRETIONARY			11,488,161

		Principal Amount (d)	Value
CONSUMER STAPLES - 0.8%
Food & Staples Retailing - 0.4%
Ahold Finance USA, Inc. 8.25% 7/15/10		$ 153,000	$ 165,240
Reddy Ice Holdings, Inc. 0% 11/1/12 (e)(g)		130,000	92,950
Southern States Cooperative, Inc. 10.5% 11/1/10 (g)		290,000	300,875
			559,065
Food Products - 0.3%
Doane Pet Care Co. 10.75% 3/1/10		135,000	145,800
Hines Nurseries, Inc. 10.25% 10/1/11		120,000	128,400
Philipp Brothers Chemicals, Inc. 9.875% 6/1/08		35,000	33,600
			307,800
Household Products - 0.1%
Central Garden & Pet Co. 9.125% 2/1/13		75,000	80,625
Personal Products - 0.0%
Elizabeth Arden, Inc. 7.75% 1/15/14		40,000	41,200
TOTAL CONSUMER STAPLES			988,690
ENERGY - 4.1%
Energy Equipment & Services - 0.7%
CHC Helicopter Corp. 7.375% 5/1/14		240,000	235,200
Hanover Compressor Co. 9% 6/1/14		125,000	138,438
Petroliam Nasional BHD (Petronas) 7.625% 10/15/26 (Reg. S)		305,000	359,900
Seabulk International, Inc. 9.5% 8/15/13		135,000	155,250
			888,788
Oil & Gas - 3.4%
Chesapeake Energy Corp.:
7.5% 9/15/13		40,000	43,100
7.5% 6/15/14		35,000	36,925
7.75% 1/15/15		30,000	31,650
Encore Acquisition Co. 8.375% 6/15/12		40,000	42,400
Energy Partners Ltd. 8.75% 8/1/10		155,000	165,850
EXCO Resources, Inc. 7.25% 1/15/11		10,000	10,150
General Maritime Corp. 10% 3/15/13		250,000	276,875
Harvest Operations Corp. 7.875% 10/15/11		50,000	49,625
Hurricane Finance BV:
9.625% 2/12/10 (g)		40,000	43,400
9.625% 2/12/10 (Reg. S)		60,000	65,100
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
ENERGY - continued
Oil & Gas - continued
InterNorth, Inc. 9.625% 3/15/06 (c)		$ 100,000	$ 32,000
Markwest Energy Partners LP/ Markwest Energy Finance Corp. 6.875% 11/1/14 (g)		155,000	158,875
OAO Gazprom:
9.625% 3/1/13		250,000	285,625
10.5% 10/21/09		115,000	132,538
Pan American Energy LLC 7.125% 10/27/09 (g)		175,000	174,563
Pemex Project Funding Master Trust:
4.31% 6/15/10 (g)(i)		390,000	399,360
7.75% 9/28/49		140,000	138,250
8.625% 2/1/22		350,000	398,125
Petrobras Energia SA 9.375% 10/30/13		195,000	205,725
Plains Exploration & Production Co. 8.75% 7/1/12		90,000	96,750
Range Resources Corp. 7.375% 7/15/13		100,000	104,000
Ship Finance International Ltd. 8.5% 12/15/13		145,000	143,550
Teekay Shipping Corp. 8.875% 7/15/11		220,000	244,750
The Coastal Corp. 7.75% 6/15/10		55,000	54,794
Venoco, Inc. 8.75% 12/15/11 (g)		70,000	72,450
Williams Companies, Inc.:
7.625% 7/15/19		215,000	234,350
7.75% 6/15/31		115,000	121,900
7.875% 9/1/21		20,000	21,800
8.125% 3/15/12		270,000	299,700
8.75% 3/15/32		180,000	212,400
YPF SA:
10% 11/2/28		55,000	66,138
yankee 9.125% 2/24/09		110,000	121,000
			4,483,718
TOTAL ENERGY			5,372,506
FINANCIALS - 3.3%
Capital Markets - 0.2%
BCP Caylux Holdings Luxembourg SCA 9.625% 6/15/14 (g)		228,000	259,920
Commercial Banks - 0.2%
Standard Bank London Ltd. 8.125% 9/30/09		100,000	102,250
UBS Luxembourg SA (Reg. S) 10% 6/16/09		200,000	212,500
			314,750

		Principal Amount (d)	Value
Diversified Financial Services - 2.4%
Aries Vermogensverwaltngs GmbH 9.6% 10/25/14 (g)		$ 250,000	$ 300,000
Canada Housing Trust No. 1 4.65% 9/15/09	CAD	550,000	469,319
Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp. 0% 5/15/11 (e)		80,000	55,200
Entercom Radio LLC/Entercom Capital, Inc. 7.625% 3/1/14		125,000	131,250
FIMEP SA 10.5% 2/15/13		70,000	79,800
Gerdau AmeriSteel Corp./GUSAP Partners 10.375% 7/15/11		70,000	78,400
Global Cash Access LLC/Global Cash Access Finance Corp. 8.75% 3/15/12		365,000	392,375
Graham Packaging Co. LP/ GPC Capital Corp.:
8.5% 10/15/12 (g)		80,000	80,400
9.875% 10/15/14 (g)		135,000	137,700
Jostens Holding Corp. 0% 12/1/13 (e)		300,000	219,000
Marquee Holdings, Inc. 0% 8/15/14 (e)(g)		315,000	214,200
MSW Energy Holdings II LLC/MSW Finance Co. II, Inc. 7.375% 9/1/10		120,000	121,800
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11		75,000	76,500
New ASAT Finance Ltd. 9.25% 2/1/11		105,000	86,625
Norcraft Holdings LP/Norcraft Capital Corp. 0% 9/1/12 (e)		160,000	113,600
Universal City Development Partners Ltd./UCDP Finance, Inc. 11.75% 4/1/10		90,000	102,600
Universal City Florida Holding Co. I/II:
7.4925% 5/1/10 (g)(i)		50,000	51,750
8.375% 5/1/10 (g)		430,000	438,600
			3,149,119
Real Estate - 0.5%
American Real Estate Partners/American Real Estate Finance Corp.:
7.125% 2/15/13 (g)		120,000	117,600
8.125% 6/1/12		110,000	112,750
BF Saul REIT 7.5% 3/1/14		95,000	97,850
Crescent Real Estate Equities LP/Crescent Finance Co. 9.25% 4/15/09		50,000	52,750
La Quinta Properties, Inc.:
7% 8/15/12		50,000	50,375
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
FINANCIALS - continued
Real Estate - continued
La Quinta Properties, Inc.: - continued
8.875% 3/15/11		$ 80,000	$ 86,000
Senior Housing Properties Trust 8.625% 1/15/12		140,000	154,700
			672,025
TOTAL FINANCIALS			4,395,814
HEALTH CARE - 2.7%
Biotechnology - 0.0%
Polypore, Inc. 8.75% 5/15/12		5,000	4,700
Health Care Equipment & Supplies - 0.0%
Bio-Rad Laboratories, Inc. 7.5% 8/15/13		70,000	72,800
Health Care Providers & Services - 2.3%
AmeriPath, Inc. 10.5% 4/1/13		150,000	150,000
AmerisourceBergen Corp.:
7.25% 11/15/12		40,000	43,400
8.125% 9/1/08		20,000	21,700
AMR HoldCo, Inc./ EmCare HoldCo, Inc. 10% 2/15/15 (g)		215,000	224,138
Beverly Enterprises, Inc. 7.875% 6/15/14		285,000	314,925
Concentra Operating Corp. 9.125% 6/1/12		120,000	127,200
Fresenius Medical Care Capital Trust IV 7.875% 6/15/11		125,000	135,000
Genesis HealthCare Corp. 8% 10/15/13		125,000	136,563
HCA, Inc.:
6.375% 1/15/15		5,000	4,963
7.875% 2/1/11		100,000	108,964
IASIS Healthcare LLC/IASIS Capital Corp. 8.75% 6/15/14		90,000	93,825
Rural/Metro Corp. 9.875% 3/15/15 (g)		50,000	50,000
Service Corp. International (SCI) 6.75% 4/1/16		300,000	288,000
Triad Hospitals, Inc. 7% 11/15/13		370,000	358,900
U.S. Oncology, Inc.:
9% 8/15/12 (g)		150,000	156,750
10.75% 8/15/14 (g)		175,000	189,875
Vanguard Health Holding Co. I 0% 10/1/15 (e)		300,000	201,000
Vanguard Health Holding Co. II LLC 9% 10/1/14		345,000	362,250
			2,967,453
Pharmaceuticals - 0.4%
CDRV Investors, Inc. 0% 1/1/15 (e)(g)		175,000	103,250

		Principal Amount (d)	Value
Elan Finance PLC/Elan Finance Corp. 7.75% 11/15/11 (g)		$ 65,000	$ 49,075
Leiner Health Products, Inc. 11% 6/1/12		90,000	96,750
VWR International, Inc. 6.875% 4/15/12		150,000	149,250
Warner Chilcott Corp. 8.75% 2/1/15 (g)		120,000	120,300
			518,625
TOTAL HEALTH CARE			3,563,578
INDUSTRIALS - 3.2%
Aerospace & Defense - 0.1%
Hexcel Corp. 6.75% 2/1/15 (g)		100,000	97,500
Airlines - 0.5%
American Airlines, Inc. pass thru trust certificates:
7.377% 5/23/19		72,582	47,904
7.379% 5/23/16		6,735	4,445
AMR Corp. 9% 9/15/16		150,000	108,000
Continental Airlines, Inc. pass thru trust certificates 6.9% 7/2/18		21,592	17,273
Delta Air Lines, Inc.:
7.9% 12/15/09		150,000	57,750
8.3% 12/15/29		180,000	58,050
10% 8/15/08		30,000	13,050
Delta Air Lines, Inc. pass thru trust certificates:
7.57% 11/18/10		30,000	27,963
7.711% 9/18/11		25,000	13,750
7.779% 11/18/05		55,000	43,450
7.92% 5/18/12		110,000	60,500
Northwest Airlines Corp. 10% 2/1/09		120,000	76,800
Northwest Airlines, Inc. 7.875% 3/15/08		65,000	40,300
Northwest Airlines, Inc. pass thru trust certificates:
7.95% 9/1/16		52,396	42,965
8.304% 9/1/10		35,438	28,351
			640,551
Building Products - 0.3%
Jacuzzi Brands, Inc. 9.625% 7/1/10		155,000	170,500
Maax Holdings, Inc. 0% 12/15/12 (e)(g)		205,000	116,850
NTK Holdings, Inc. 0% 3/1/14 (e)(g)		225,000	121,500
			408,850
Commercial Services & Supplies - 0.4%
ALH Finance LLC/ALH Finance Corp. 8.5% 1/15/13		310,000	300,700
Allied Security Escrow Corp. 11.375% 7/15/11		40,000	41,600
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Browning-Ferris Industries, Inc. 9.25% 5/1/21		$ 100,000	$ 101,000
R.H. Donnelley Finance Corp. I 10.875% 12/15/12		75,000	86,250
			529,550
Construction & Engineering - 0.0%
Blount, Inc. 8.875% 8/1/12		50,000	52,500
Electrical Equipment - 0.2%
General Cable Corp. 9.5% 11/15/10		125,000	135,000
Polypore, Inc. 0% 10/1/12 (e)(g)		240,000	136,800
			271,800
Machinery - 0.2%
Navistar International Corp.:
6.25% 3/1/12 (g)		100,000	94,500
7.5% 6/15/11		100,000	100,750
			195,250
Marine - 0.3%
American Commercial Lines LLC/ACL Finance Corp. 9.5% 2/15/15 (g)		40,000	41,300
H-Lines Finance Holding Corp. 0% 4/1/13 (e)(g)		110,000	84,700
OMI Corp. 7.625% 12/1/13		190,000	193,800
Ultrapetrol Bahamas Ltd. 9% 11/24/14 (g)		80,000	74,800
			394,600
Road & Rail - 1.2%
Kansas City Southern Railway Co.:
7.5% 6/15/09		340,000	346,800
9.5% 10/1/08		45,000	48,938
TFM SA de CV yankee:
10.25% 6/15/07		260,000	273,000
11.75% 6/15/09		967,000	967,000
			1,635,738
TOTAL INDUSTRIALS			4,226,339
INFORMATION TECHNOLOGY - 2.9%
Communications Equipment - 0.4%
Lucent Technologies, Inc.:
6.45% 3/15/29		525,000	452,813
6.5% 1/15/28		30,000	25,800
			478,613
Electronic Equipment & Instruments - 0.4%
Altra Industrial Motion, Inc. 9% 12/1/11 (g)		50,000	50,000
Celestica, Inc. 7.875% 7/1/11		505,000	510,050
			560,050

		Principal Amount (d)	Value
IT Services - 0.5%
Iron Mountain, Inc.:
6.625% 1/1/16		$ 480,000	$ 439,200
7.75% 1/15/15		180,000	178,200
8.625% 4/1/13		40,000	40,800
			658,200
Office Electronics - 1.1%
Xerox Capital Trust I 8% 2/1/27		480,000	484,800
Xerox Corp.:
6.875% 8/15/11		210,000	212,625
7.125% 6/15/10		225,000	232,313
7.2% 4/1/16		180,000	183,600
7.625% 6/15/13		300,000	313,500
			1,426,838
Semiconductors & Semiconductor Equipment - 0.5%
Freescale Semiconductor, Inc. 7.125% 7/15/14		215,000	222,525
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co.:
6.26% 12/15/11 (g)(i)		40,000	40,400
6.875% 12/15/11 (g)		60,000	60,600
8% 12/15/14 (g)		155,000	158,100
Viasystems, Inc. 10.5% 1/15/11		140,000	134,400
			616,025
TOTAL INFORMATION TECHNOLOGY			3,739,726
MATERIALS - 3.8%
Chemicals - 1.4%
America Rock Salt Co. LLC 9.5% 3/15/14		225,000	231,750
Braskem SA 11.75% 1/22/14 (g)		45,000	49,950
Crystal US Holding 3LLC/Crystal US Sub 3Corp.:
Series A, 0% 10/1/14 (e)(g)		58,000	41,760
Series B, 0% 10/1/14 (e)(g)		304,000	212,800
Equistar Chemicals LP/Equistar Funding Corp. 10.625% 5/1/11		40,000	44,650
Huntsman Advanced Materials LLC 11% 7/15/10 (g)		20,000	23,100
Huntsman ICI Chemicals LLC 10.125% 7/1/09		113,000	118,085
Huntsman LLC:
9.91% 7/15/11 (g)(i)		20,000	21,400
11.625% 10/15/10		182,000	213,395
Innophos, Inc. 8.875% 8/15/14 (g)		30,000	31,575
JohnsonDiversey Holdings, Inc. 0% 5/15/13 (e)		295,000	250,750
Lyondell Chemical Co. 11.125% 7/15/12		50,000	57,250
Millennium America, Inc. 9.25% 6/15/08		145,000	156,600
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
MATERIALS - continued
Chemicals - continued
Phibro Animal Health Corp. 13% 12/1/07 unit		$ 174,000	$ 189,660
Resolution Performance Products LLC/RPP Capital Corp. 9.5% 4/15/10		50,000	53,000
Rockwood Specialties Group, Inc. 7.5% 11/15/14 (g)		50,000	50,375
Solutia, Inc.:
6.72% 10/15/37 (c)		140,000	115,500
7.375% 10/15/27 (c)		45,000	37,125
			1,898,725
Containers & Packaging - 0.7%
AEP Industries, Inc. 7.875% 3/15/13 (g)		40,000	40,000
BWAY Corp. 10% 10/15/10		90,000	93,150
Crown Cork & Seal, Inc. 8% 4/15/23		310,000	297,600
Crown European Holdings SA:
9.5% 3/1/11		25,000	27,500
10.875% 3/1/13		150,000	174,000
Owens-Brockway Glass Container, Inc.:
6.75% 12/1/14 (g)		105,000	101,850
8.25% 5/15/13		55,000	58,575
8.75% 11/15/12		55,000	59,813
8.875% 2/15/09		40,000	42,400
			894,888
Metals & Mining - 1.2%
Compass Minerals International, Inc. 0% 6/1/13 (e)		160,000	133,600
CSN Islands VIII Corp. 9.75% 12/16/13 (g)		505,000	522,675
Edgen Acquisition Corp. 9.875% 2/1/11 (g)		60,000	60,150
Foundation Pennsylvania Coal Co. 7.25% 8/1/14		50,000	51,375
Freeport-McMoRan Copper & Gold, Inc.:
6.875% 2/1/14		300,000	295,875
10.125% 2/1/10		45,000	49,050
IMCO Recycling Escrow, Inc. 9% 11/15/14 (g)		30,000	31,800
International Steel Group, Inc. 6.5% 4/15/14		275,000	280,500
Ispat Inland ULC 9.75% 4/1/14		20,000	23,400
Luscar Coal Ltd. 9.75% 10/15/11		40,000	44,000
Massey Energy Co. 6.625% 11/15/10		70,000	69,650
			1,562,075

		Principal Amount (d)	Value
Paper & Forest Products - 0.5%
Georgia-Pacific Corp.:
7.375% 12/1/25		$ 307,000	$ 323,501
8% 1/15/24		90,000	100,913
8.875% 5/15/31		50,000	60,500
9.375% 2/1/13		70,000	78,663
Millar Western Forest Products Ltd. 7.75% 11/15/13		95,000	94,050
			657,627
TOTAL MATERIALS			5,013,315
TELECOMMUNICATION SERVICES - 7.6%
Diversified Telecommunication Services - 4.4%
AT&T Corp. 8.75% 11/15/31		360,000	441,720
Empresa Brasileira de Telecomm SA 11% 12/15/08		290,000	320,450
Eschelon Operating Co. 8.375% 3/15/10		95,000	82,650
Hanarotelecom, Inc. 7% 2/1/12 (g)		50,000	48,250
Level 3 Financing, Inc. 10.75% 10/15/11 (g)		80,000	68,800
MCI, Inc. 8.735% 5/1/14 (i)		195,000	214,500
Mobifon Holdings BV 12.5% 7/31/10		280,000	339,500
New Skies Satellites BV:
7.4375% 11/1/11 (g)(i)		40,000	40,500
9.125% 11/1/12 (g)		155,000	155,775
NTL Cable PLC 8.75% 4/15/14 (g)		1,050,000	1,134,000
PanAmSat Holding Corp. 0% 11/1/14 (e)(g)		370,000	238,650
Qwest Corp.:
7.875% 9/1/11 (g)		320,000	330,400
9.125% 3/15/12 (g)		1,195,000	1,299,563
Qwest Services Corp.:
14% 12/15/10 (g)(i)		10,000	11,550
14.5% 12/15/14 (g)(i)		10,000	12,150
Telecom Egypt SAE:
10.7% 2/4/10 (i)	EGP	196,300	33,883
10.95% 2/4/10	EGP	196,300	33,876
Telefonica de Argentina SA 9.125% 11/7/10		240,000	247,200
Telenet Group Holding NV 0% 6/15/14 (e)(g)		500,000	377,500
Time Warner Telecom Holdings, Inc. 9.25% 2/15/14 (g)		5,000	4,850
U.S. West Communications:
6.875% 9/15/33		250,000	216,875
7.2% 11/10/26		30,000	27,000
7.25% 9/15/25		35,000	32,900
7.5% 6/15/23		25,000	23,000
8.875% 6/1/31		5,000	5,025
			5,740,567
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 3.2%
American Tower Corp. 7.125% 10/15/12		$ 440,000	$ 437,800
Centennial Cellular Operating Co./Centennial Communications Corp. 10.125% 6/15/13		380,000	421,800
Centennial Communications Corp./Centennial Cellular Operating Co. LLC/Centennial Puerto Rico Operations Corp. 8.125% 2/1/14 (i)		80,000	81,600
Crown Castle International Corp.:
Series B, 7.5% 12/1/13		235,000	257,913
7.5% 12/1/13		10,000	10,975
9.375% 8/1/11		15,000	16,350
DirecTV Holdings LLC/DirecTV Financing, Inc. 8.375% 3/15/13		20,000	21,700
Globe Telecom, Inc. 9.75% 4/15/12		60,000	65,250
Inmarsat Finance II PLC 0% 11/15/12 (e)		735,000	520,013
Intelsat Ltd. 7.7938% 1/15/12 (g)(i)		200,000	201,000
Kyivstar GSM 10.375% 8/17/09 (g)		200,000	221,500
Millicom International Cellular SA 10% 12/1/13 (g)		390,000	392,925
Mobile Telesystems Finance SA:
8% 1/28/12 (g)		244,000	242,255
8.375% 10/14/10 (g)		155,000	157,973
9.75% 1/30/08 (Reg. S)		165,000	175,047
Nextel Communications, Inc.:
5.95% 3/15/14		20,000	20,081
7.375% 8/1/15		620,000	660,300
Rogers Communications, Inc. 6.135% 12/15/10 (i)		80,000	82,600
Telemig Cellular SA/Amazonia Cellular SA 8.75% 1/20/09 (g)		190,000	193,800
UbiquiTel Operating Co.:
9.875% 3/1/11		20,000	22,150
9.875% 3/1/11 (g)		60,000	66,450
			4,269,482
TOTAL TELECOMMUNICATION SERVICES			10,010,049
UTILITIES - 1.9%
Electric Utilities - 0.4%
AES Gener SA 7.5% 3/25/14		200,000	197,000
Texas Genco LLC/Texas Genco Financing Corp. 6.875% 12/15/14 (g)		330,000	331,650
			528,650

		Principal Amount (d)	Value
Gas Utilities - 1.0%
Southern Natural Gas Co.:
7.35% 2/15/31		$ 190,000	$ 190,950
8% 3/1/32		410,000	438,188
8.875% 3/15/10		120,000	129,450
Tennessee Gas Pipeline Co.:
7% 10/15/28		20,000	19,250
7.5% 4/1/17		445,000	463,913
7.625% 4/1/37		50,000	51,250
8.375% 6/15/32		40,000	44,750
			1,337,751
Multi-Utilities & Unregulated Power - 0.5%
Calpine Corp. 8.75% 7/15/13 (g)		235,000	173,900
Chivor SA E.S.P. 9.75% 12/30/14 (g)		300,000	304,500
Enron Corp. 7.625% 9/10/04 (c)		400,000	125,500
			603,900
TOTAL UTILITIES			2,470,301
TOTAL NONCONVERTIBLE BONDS (Cost $50,912,819)			51,268,479
U.S. Government and Government Agency Obligations - 19.9%

U.S. Government Agency Obligations - 4.8%
Fannie Mae:
3.25% 1/15/08		400,000	390,036
3.25% 2/15/09		1,621,000	1,556,735
4.25% 5/15/09		1,000,000	993,997
Freddie Mac:
5% 7/15/14		600,000	606,293
5.625% 3/15/11		640,000	672,938
7% 3/15/10		1,846,000	2,046,928
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			6,266,927
U.S. Treasury Inflation Protected Obligations - 2.7%
U.S. Treasury Inflation-Indexed Bonds:
2.375% 1/15/25		354,067	380,846
3.625% 4/15/28		445,651	585,795
U.S. Treasury Inflation-Indexed Notes:
1.875% 7/15/13		2,056,753	2,092,613
2% 1/15/14		103,200	105,632
2% 7/15/14		404,648	413,318
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS			3,578,204
U.S. Treasury Obligations - 12.4%
U.S. Treasury Bonds 6.125% 8/15/29		1,771,000	2,085,976
U.S. Government and Government Agency Obligations - continued
		Principal Amount (d)	Value
U.S. Treasury Obligations - continued
U.S. Treasury Notes:
1.625% 2/28/06		$ 1,000,000	$ 984,062
1.875% 11/30/05		4,589,000	4,548,108
2.375% 8/31/06		2,400,000	2,358,187
3.125% 5/15/07		1,550,000	1,528,142
4.25% 11/15/13		3,438,000	3,384,952
4.25% 8/15/14		1,450,000	1,421,906
TOTAL U.S. TREASURY OBLIGATIONS			16,311,333
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $26,228,452)			26,156,464
U.S. Government Agency - Mortgage Securities - 0.7%

Fannie Mae - 0.7%
4% 4/1/20 (h) (Cost $975,840)		1,000,000	957,188
Asset-Backed Securities - 0.1%

Cumbernauld Funding 5.2% 3/16/09 (Cost $89,816)	GBP	50,000	94,876
Foreign Government and Government Agency Obligations - 27.7%

Argentine Republic:
Inflation-Indexed par 0.63% 12/31/38 unit (j)(k)	ARS	1,021,236	118,911
3.01% 8/3/12 (i)		835,000	706,024
discount 7.82% 12/31/33 unit (j)	EUR	131,744	134,057
Bogota Distrito Capital 9.5% 12/12/06 (Reg. S)		120,000	127,800
Brazilian Federative Republic:
Brady:
capitalization bond 8% 4/15/14		1,648,913	1,635,524
debt conversion bond 3.125% 4/15/12 (i)		291,179	272,980
par Z-L 6% 4/15/24		250,000	225,625
10.5% 7/14/14		75,000	82,688
11% 8/17/40		805,000	895,160
12.25% 3/6/30		250,000	305,000
12.75% 1/15/20		150,000	186,300
14.5% 10/15/09		175,000	220,325
Canadian Government:
3% 6/1/06	CAD	1,050,000	868,373
5.25% 6/1/12	CAD	1,150,000	1,014,974
5.5% 6/1/09	CAD	720,000	636,248

		Principal Amount (d)	Value
5.75% 6/1/29	CAD	726,000	$ 685,960
Central Bank of Nigeria:
Brady 6.25% 11/15/20		250,000	232,500
promissory note 5.092% 1/5/10		52,030	48,609
City of Kiev 8.75% 8/8/08		200,000	211,200
Colombian Republic:
10.75% 1/15/13		305,000	341,600
11.75% 3/1/10	COP	156,000,000	65,842
11.75% 2/25/20		125,000	150,625
Dominican Republic:
Brady 3.9425% 8/30/09 (i)		348,743	321,715
3.4425% 8/30/24 (i)		500,000	417,500
Ecuador Republic:
8% 8/15/30 (Reg. S) (f)		160,000	144,000
12% 11/15/12 (Reg. S)		230,000	231,150
euro par 5% 2/28/25		36,000	25,560
French Government:
3.5% 4/25/15	EUR	1,000,000	1,280,047
4% 4/25/55	EUR	100,000	125,996
German Federal Republic:
2.75% 6/23/06	EUR	50,000	65,137
4.25% 1/4/14	EUR	3,130,000	4,272,297
4.5% 7/4/09	EUR	1,290,000	1,774,164
4.75% 7/4/34	EUR	140,000	200,802
Hellenic Republic 3.25% 6/21/07	EUR	1,500,000	1,970,235
Israeli State 7.5% 3/31/14	ILS	420,000	101,361
Japan Government:
0.2% 7/20/06	JPY	75,000,000	700,905
0.5% 12/20/06	JPY	72,000,000	676,468
1.5% 3/20/14	JPY	200,000,000	1,913,584
2.4% 6/20/24	JPY	40,000,000	402,981
Lebanese Republic:
(Reg. S) 5.88% 11/30/09 (i)		35,000	33,950
5.88% 11/30/09 (g)(i)		95,000	92,150
Panamanian Republic Brady discount 2.6925% 7/17/26 (i)		49,000	43,855
Peruvian Republic:
9.125% 2/21/12		115,000	129,663
9.875% 2/6/15		65,000	75,075
Philippine Republic:
Brady principal collateralized interest reduction bond 6.5% 12/1/17		250,000	247,500
8.375% 2/15/11		520,000	530,400
9% 2/15/13		245,000	252,350
9.5% 2/2/30		65,000	63,538
9.875% 1/15/19		155,000	161,975
Russian Federation:
5% 3/31/30 (Reg. S) (f)		1,405,000	1,444,516
12.75% 6/24/28 (Reg. S)		215,000	352,063
South African Republic:
8.5% 6/23/17		50,000	60,250
Foreign Government and Government Agency Obligations - continued
		Principal Amount (d)	Value
South African Republic: - continued
13% 8/31/10	ZAR	235,000	$ 45,374
Spanish Kingdom 4.2% 1/31/37	EUR	60,000	78,514
State of Qatar 9.75% 6/15/30 (Reg. S)		70,000	100,888
Turkish Republic:
11% 1/14/13		265,000	320,650
11.75% 6/15/10		285,000	342,713
11.875% 1/15/30		250,000	335,625
20.3198% to 20.5644% 7/5/06	TRY	330,000	197,880
Ukraine Government 6.365% 8/5/09 (i)		200,000	214,000
United Kingdom, Great Britain & Northern Ireland:
4.25% 3/7/36	GBP	30,000	53,830
4.75% 9/7/15	GBP	690,000	1,310,447
5% 3/7/08	GBP	260,000	496,003
5% 9/7/14	GBP	331,000	640,207
5.75% 12/7/09	GBP	100,000	197,479
6% 12/7/28	GBP	100,000	226,959
8% 6/7/21	GBP	250,000	648,657
United Mexican States:
7.5% 4/8/33		710,000	754,020
8.375% 1/14/11		190,000	216,790
9% 12/20/12	MXN	2,509,000	207,413
10.375% 2/17/09		200,000	236,500
11.5% 5/15/26		350,000	531,125
Uruguay Republic:
7.25% 2/15/11		155,000	146,475
17.75% 2/4/06	UYU	3,100,000	126,888
Venezuelan Republic:
Discount A, 3.0625% 3/31/20 (i)		250,000	237,500
3.6925% 4/20/11 (i)		110,000	98,285
5.375% 8/7/10		115,000	102,350
9.25% 9/15/27		150,000	148,875
10.75% 9/19/13		430,000	482,675
13.625% 8/15/18		174,000	229,680
euro Brady par W-A 6.75% 3/31/20		250,000	247,500
Vietnamese Socialist Republic Brady par 3.75% 3/12/28 (f)		125,000	92,031
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $35,517,279)			36,344,845
Common Stocks - 0.5%
		Shares
CONSUMER DISCRETIONARY - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Centerplate, Inc. unit		10,000	126,800

		Shares	Value
INDUSTRIALS - 0.1%
Commercial Services & Supplies - 0.1%
Coinmach Service Corp. unit		13,000	$ 170,950
TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.3%
Telewest Global, Inc. (a)		21,681	385,705
TOTAL COMMON STOCKS (Cost $629,649)			683,455
Preferred Stocks - 0.1%

Convertible Preferred Stocks - 0.0%
MATERIALS - 0.0%
Chemicals - 0.0%
Celanese Corp. 4.25%		300	8,250
Nonconvertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
Spanish Broadcasting System, Inc. Class B, 10.75%		65	70,525
Specialty Retail - 0.0%
GNC Corp. Series A, 12.00%		30	23,400
TOTAL CONSUMER DISCRETIONARY			93,925
TOTAL PREFERRED STOCKS (Cost $103,636)			102,175
Floating Rate Loans - 0.4%
		Principal Amount (d)
CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.1%
AM General LLC:
Tranche B1, term loan 7.1472% 11/1/11 (i)		$ 97,500	99,938
Tranche C2, term loan 11.21% 5/2/12 (i)		50,000	52,250
			152,188
Media - 0.1%
UPC Broadband Holding BV Tranche H2, term loan 5.752% 3/8/12 (i)		50,000	50,500
TOTAL CONSUMER DISCRETIONARY			202,688
FINANCIALS - 0.1%
Consumer Finance - 0.1%
Metris Companies, Inc. term loan 12.1% 5/6/07 (i)		75,000	79,125
Floating Rate Loans - continued
		Principal Amount (d)	Value
HEALTH CARE - 0.1%
Pharmaceuticals - 0.1%
Warner Chilcott Corp. term loan 5.5838% 1/18/12 (i)		$ 200,000	$ 202,000
UTILITIES - 0.0%
Electric Utilities - 0.0%
Astoria Energy LLC term loan 13.5% 4/16/12 (i)		50,000	51,250
TOTAL FLOATING RATE LOANS (Cost $523,725)			535,063
Sovereign Loan Participations - 0.2%

Indonesian Republic loan participation:
- Citibank 4% 3/28/13 (i)		48,409	44,536
- Credit Suisse First Boston:
3.9375% 12/14/19 (i)		75,000	63,000
4% 3/28/13 (i)		117,509	108,108
- Deutsche Bank .9675% 3/28/13 (i)	JPY	2,790,244	23,420
TOTAL SOVEREIGN LOAN PARTICIPATIONS (Cost $231,230)			239,064
Fixed-Income Funds - 1.1%
		Shares
Fidelity Floating Rate Central Investment Portfolio (b) (Cost $1,449,972)		14,487	1,453,626
Money Market Funds - 11.5%

Fidelity Cash Central Fund, 2.73% (b) (Cost $15,037,697)		15,037,697	15,037,697
TOTAL INVESTMENT PORTFOLIO - 101.2% (Cost $131,700,115)			132,872,932
NET OTHER ASSETS - (1.2)%			(1,537,976)
NET ASSETS - 100%			$ 131,334,956
Currency Abbreviations
ARS	-	Argentine peso
CAD	-	Canadian dollar
COP	-	Colombian peso
EGP	-	Egyptian pound
EUR	-	European Monetary Unit
GBP	-	British pound
ILS	-	Israeli shekel
JPY	-	Japanese yen
MXN	-	Mexican peso
TRY	-	New Turkish Lira
UYU	-	Uruguay peso
ZAR	-	South African rand
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the money market fund's holdings as of its most recent quarter end is available upon request. A complete listing of the fixed-income central fund's holdings is provided at the end of this report.

(c) Non-income producing - issuer filed for bankruptcy or is in default of interest payments.
(d) Principal amount is stated in United States dollars unless otherwise noted.
(e) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(f) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $17,365,008 or 13.2% of net assets.

(h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(j) Security acquired on a when-issued basis through debt restructuring offer. Includes attached Argentine Republic Gross Domestic Product-Linked Securities, expiring 12/15/35.
(k) Debt obligation to be issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
Income Tax Information

At March 31, 2005, the aggregate cost of investment securities for income tax purposes was $131,609,704. Net unrealized appreciation aggregated $1,263,228, of which $2,749,377 related to appreciated investment securities and $1,486,149 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-221-5207 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

The following is a complete listing of Investments for Fidelity's fixed-income central fund as of March 31, 2005
which is an investment of Fidelity Variable Insurance Products:
Strategic Income Portfolio.

Quarterly Report

Fidelity Floating Rate Central Investment Portfolio
Investments March 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Floating Rate Loans (b) - 93.8%
	Principal Amount	Value
Automotive - 6.4%
Accuride Corp. term loan 5.2869% 1/31/12 (a)	$ 2,940,000	$ 2,954,700
AM General LLC Tranche B1, term loan 7.1472% 11/1/11 (a)	3,950,000	4,048,750
Goodyear Tire & Rubber Co. Tranche B, term loan 9.25% 3/31/06 (a)	3,000,000	3,030,000
Tower Automotive, Inc. term loan 6.1875% 2/2/07 (a)	1,340,000	1,360,100
Travelcenters of America, Inc. term loan 4.51% 10/1/08 (a)	7,543,240	7,618,672
TRW Automotive Holdings Corp. Tranche B, term loan 4.375% 6/30/12 (a)	2,784,675	2,802,080
		21,814,302
Broadcasting - 2.0%
Cumulus Media, Inc.:
Tranche E, term loan 4.5% 3/28/10 (a)	2,000,000	2,025,000
Tranche F, term loan 4.25% 3/28/10 (a)	985,000	998,544
Nexstar Broadcasting, Inc. Tranche B, term loan 4.87% 10/1/12 (a)	3,900,000	3,919,500
		6,943,044
Building Materials - 0.4%
Goodman Global Holdings, Inc. term loan 5.125% 12/23/11 (a)	1,216,950	1,235,204
Cable TV - 7.3%
Adelphia Communications Corp. Tranche B, term loan 5.375% 3/31/06 (a)	2,450,000	2,462,250
Century Cable Holdings LLC Tranche B, term loan 7.75% 6/30/09 (a)	3,000,000	2,977,500
Charter Communication Operating LLC Tranche A, term loan 5.73% 4/27/10 (a)	2,642,875	2,646,179
Mediacom LLC Tranche B, term loan 4.9946% 3/31/13 (a)	2,992,500	3,048,609
NTL Investment Holdings Ltd. Tranche B, term loan 5.2038% 6/13/12 (a)	3,000,000	3,037,500
UPC Broadband Holding BV Tranche H2, term loan 5.752% 3/8/12 (a)	3,940,000	3,979,400
UPC Distribution Holdings BV Tranche F, term loan 5.98% 12/31/11 (a)	4,000,000	4,070,000
WideOpenWest Illinois, Inc. Tranche B, term loan 9.25% 6/22/11 (a)	2,600,000	2,626,000
		24,847,438
Floating Rate Loans (b) - continued
	Principal Amount	Value
Capital Goods - 1.6%
Alliance Laundry Systems LLC term loan 4.9903% 1/27/12 (a)	$ 1,980,000	$ 2,014,650
GenTek, Inc. term loan 5.8057% 2/28/11 (a)	3,000,000	3,030,000
Hexcel Corp. Tranche B, term loan 4.625% 3/1/12 (a)	450,000	456,188
		5,500,838
Chemicals - 2.4%
Celanese Holding LLC term loan:
delay draw 4/6/11 (a)	555,661	563,995
5.625% 4/6/11 (a)	2,342,430	2,377,567
Mosaic Co. Tranche B, term loan 4.8894% 2/21/12 (a)	1,900,000	1,926,125
PQ Corp. term loan 4.75% 2/11/12 (a)	3,300,000	3,357,750
		8,225,437
Consumer Products - 2.6%
Burt's Bees, Inc. term loan 5.9% 3/28/10 (a)	400,000	405,500
Central Garden & Pet Co. Tranche B, term loan 4.566% 5/14/09 (a)	398,991	402,981
Del Laboratories, Inc. term loan 5.2762% 7/27/11 (a)	548,625	554,111
Fender Musical Instrument Corp. Tranche B, term loan 7% 5/16/12 (a)	810,000	818,100
Hunter Fan Co. term loan 5.35% 3/23/12 (a)	700,000	712,285
Jostens IH Corp. Tranche A, term loan 5.44% 10/4/10 (a)	2,250,000	2,278,125
Oreck Corp. term loan 5.85% 2/2/12 (a)	997,500	1,016,203
Rayovac Corp. term loan 4.7513% 2/7/12 (a)	500,000	506,875
Simmons Bedding Co. Tranche C, term loan 5.8275% 12/19/11 (a)	2,000,000	2,030,000
		8,724,180
Diversified Financial Services - 0.9%
Refco Finance Holdings LLC term loan 4.85% 8/5/11 (a)	2,990,741	3,024,387
Diversified Media - 1.2%
Lamar Media Corp.:
Tranche A, term loan 4.1899% 6/30/09 (a)	962,500	968,516
Tranche C, term loan 4.5313% 6/30/10 (a)	2,992,500	3,029,906
		3,998,422
Floating Rate Loans (b) - continued
	Principal Amount	Value
Electric Utilities - 2.6%
NRG Energy, Inc.:
Credit-Linked Deposit 4.8675% 12/24/11 (a)	$ 1,706,250	$ 1,731,844
term loan 5.2532% 12/24/11 (a)	2,188,266	2,221,090
Reliant Energy, Inc. term loan 6.0223% 4/30/10 (a)	2,000,000	2,017,500
Texas Genco LLC term loan 5.0187% 12/14/11 (a)	2,992,500	3,033,647
		9,004,081
Energy - 4.7%
El Paso Corp. Credit-Linked Deposit 5.44% 11/22/09 (a)	6,000,000	6,060,000
Hawkeye Renewables LLC term loan 6.005% 1/31/12 (a)	2,100,000	2,100,000
LB Pacific LP term loan 6.0068% 3/3/12 (a)	4,000,000	4,055,000
SemGroup LP term loan 7.5% 3/1/11 (a)	3,000,000	3,019,290
Universal Compression, Inc. term loan 4.85% 2/15/12 (a)	900,000	914,625
		16,148,915
Environmental - 1.3%
Allied Waste Industries, Inc.:
term loan 5.0348% 1/15/12 (a)	2,152,703	2,166,157
Tranche A, Credit-Linked Deposit 4.85% 1/15/12 (a)	797,297	802,280
Envirocare of Utah, Inc. term loan 7.5% 1/31/10 (a)	1,600,000	1,600,000
		4,568,437
Food/Beverage/Tobacco - 2.7%
Commonwealth Brands, Inc. term loan 6.1875% 8/28/07 (a)	210,219	214,423
Constellation Brands, Inc. Tranche B, term loan 4.5945% 11/30/11 (a)	6,438,958	6,538,762
Herbalife International, Inc. term loan 5.16% 12/21/10 (a)	1,995,000	2,004,975
National Dairy Holdings LP term loan 4.83% 3/15/12 (a)	360,000	362,250
		9,120,410
Gaming - 2.5%
Green Valley Ranch Gaming LLC term loan 5.1048% 12/17/11 (a)	2,187,019	2,214,356
Herbst Gaming, Inc. term loan 5.6243% 1/7/11 (a)	400,000	407,000
Isle of Capri Casinos, Inc. term loan 4.5267% 2/3/11 (a)	199,500	202,493
Floating Rate Loans (b) - continued
	Principal Amount	Value
Gaming - continued
Marina District Finance Co., Inc. term loan 4.9859% 10/14/11 (a)	$ 3,990,000	$ 4,039,875
Resorts International Hotel & Casino, Inc. Tranche B1, term loan 4.5293% 4/29/12 (a)	800,000	816,000
Venetian Casino Resort LLC Tranche B, term loan 4.81% 6/15/11 (a)	900,000	909,000
		8,588,724
Healthcare - 11.8%
Advanced Medical Optics, Inc. term loan 4.8427% 6/25/09 (a)	200,000	203,000
AMR HoldCo, Inc./ EmCare HoldCo, Inc. term loan 5.3214% 2/7/12 (a)	3,300,000	3,337,125
Community Health Systems, Inc. term loan 4.64% 8/19/11 (a)	3,984,987	4,049,744
HCA, Inc. term loan 3.85% 11/9/09 (a)	8,000,000	7,969,996
HealthSouth Corp.:
Credit-Linked Deposit 5.6% 6/14/07 (a)	807,500	815,575
term loan 7% 6/14/07 (a)	2,992,500	3,007,463
Newquest, Inc. Tranche A, term loan 7.75% 3/1/11 (a)	500,000	506,250
PacifiCare Health Systems, Inc. Tranche B, term loan 4.5365% 12/6/10 (a)	6,982,500	7,052,325
Select Medical Holdings Corp. Tranche B, term loan 4.63% 2/24/12 (a)	4,000,000	4,005,000
Vicar Operating, Inc. Tranche F, term loan 4.625% 9/30/08 (a)	5,039,917	5,090,317
Warner Chilcott Corp. term loan 5.5838% 1/18/12 (a)	4,000,000	4,040,000
		40,076,795
Homebuilding/Real Estate - 6.1%
CB Richard Ellis Services, Inc. term loan 4.8539% 3/31/10 (a)	1,461,633	1,472,595
General Growth Properties, Inc. Tranche B, term loan 5.1% 11/12/08 (a)	5,986,546	6,091,310
Lake Las Vegas LLC Tranche 1, term loan 5.4585% 11/1/09 (a)	3,946,622	4,005,822
LNR Property Corp. Tranche B, term loan 5.81% 2/3/08 (a)	4,000,000	4,040,000
Maguire Properties, Inc. Tranche B, term loan 6.5% 3/15/10 (a)	5,000,000	5,050,000
		20,659,727
Floating Rate Loans (b) - continued
	Principal Amount	Value
Hotels - 1.6%
Starwood Hotels & Resorts Worldwide, Inc. term loan 4.1% 10/9/06 (a)	$ 5,409,091	$ 5,422,614
Insurance - 1.5%
Marsh & McLennan Companies, Inc. term loan 3.8125% 12/31/06 (a)	5,000,000	5,012,500
Metals/Mining - 3.2%
Murray Energy Corp. Tranche 1, term loan 5.9375% 1/28/10 (a)	500,000	507,500
Novelis, Inc. term loan 4.5% 1/7/12 (a)	3,738,462	3,794,538
Peabody Energy Corp. term loan 4.2926% 3/21/10 (a)	2,963,943	2,982,468
Trout Coal Holdings LLC / Dakota Tranche 1, term loan 7.25% 3/18/11 (a)	3,700,000	3,737,000
		11,021,506
Paper - 3.4%
Georgia-Pacific Corp. term loan 4.36% 7/2/09 (a)	1,000,000	1,000,000
Koch Cellulose LLC:
term loan 5.34% 5/7/11 (a)	1,963,473	1,995,379
Credit-Linked Deposit 4.44% 5/7/11 (a)	602,945	612,743
Smurfit-Stone Container Enterprises, Inc.:
Credit-Linked Deposit 3.01% 11/1/10 (a)	655,111	666,575
Tranche B, term loan 4.7772% 11/1/11 (a)	5,234,327	5,325,928
Tranche C, term loan 4.875% 11/1/11 (a)	1,932,681	1,966,503
		11,567,128
Publishing/Printing - 4.4%
Advertising Directory Solutions, Inc. Tranche 1, term loan 4.85% 11/9/11 (a)	1,981,500	1,983,977
Dex Media West LLC/Dex Media West Finance Co. Tranche B, term loan 4.6592% 9/9/10 (a)	6,785,182	6,912,405
Liberty Group Operating, Inc. Tranche B, term loan 7.25% 2/28/12 (a)	200,000	203,000
R.H. Donnelley Corp. Tranche B2, term loan 4.7286% 6/30/11 (a)	4,319,795	4,389,991
R.H. Donnelley Corp. Tranche A3, term loan 4.7432% 12/31/09 (a)	1,651,376	1,672,018
		15,161,391
Railroad - 1.7%
Kansas City Southern Railway Co. Tranche B1, term loan 4.5325% 3/30/08 (a)	2,793,000	2,834,895
RailAmerica, Inc. term loan 4.875% 9/29/11 (a)	2,985,314	3,033,825
		5,868,720
Floating Rate Loans (b) - continued
	Principal Amount	Value
Restaurants - 2.9%
Domino's, Inc. term loan 4.875% 6/25/10 (a)	$ 4,809,121	$ 4,869,235
Jack in the Box, Inc. term loan 4.7463% 1/8/11 (a)	3,133,572	3,184,492
Landry's Seafood Restaurants, Inc. term loan 4.5303% 12/28/10 (a)	1,461,338	1,483,258
Ruth's Chris Steak House, Inc. term loan 7.75% 3/11/11 (a)	488,095	492,976
		10,029,961
Services - 7.0%
Coinstar, Inc. term loan 5.13% 7/1/11 (a)	829,322	841,762
DynCorp term loan 6.0625% 2/11/11 (a)	2,000,000	2,010,000
Iron Mountain, Inc.:
term loan 3.6875% 4/2/11 (a)	3,731,641	3,768,958
Tranche R, term loan 4.5625% 4/2/11 (a)	4,983,333	5,033,167
Knowledge Learning Corp. term loan 5.3573% 1/7/12 (a)	4,076,852	4,107,428
Rural/Metro Corp.:
Credit-Linked Deposit 5.25% 3/4/11 (a)	520,882	527,393
term loan 5.43% 3/4/11 (a)	2,009,118	2,034,232
United Rentals, Inc.:
term loan 5.1048% 2/14/11 (a)	2,851,179	2,904,639
Tranche B, Credit-Linked Deposit 4.8224% 2/14/11 (a)	575,996	586,796
Worldspan LP/WS Financing Corp. term loan 7.5% 2/11/10 (a)	2,000,000	2,000,000
		23,814,375
Shipping - 0.1%
Baker Tanks, Inc. term loan 5.6013% 1/30/11 (a)	250,000	253,125
Technology - 3.9%
AMI Semiconductor, Inc. term loan 4.36% 4/1/12 (a)	1,600,000	1,604,000
Fairchild Semiconductor Corp. Tranche B3, term loan 4.688% 12/31/10 (a)	2,065,510	2,086,165
Fidelity National Information Solutions, Inc. Tranche B, term loan 4.51% 3/9/13 (a)	6,200,000	6,215,500
ON Semiconductor Corp. Tranche G, term loan 6.125% 12/15/11 (a)	2,992,500	3,026,166
UGS Holdings, Inc. Tranche C, term loan 4.87% 3/31/12 (a)	500,000	508,125
		13,439,956
Floating Rate Loans (b) - continued
	Principal Amount	Value
Telecommunications - 7.4%
Alaska Communications Systems Holding term loan 5.0925% 2/1/12 (a)	$ 7,100,000	$ 7,197,625
Conversant Holdings, Inc. Tranche B, term loan 6.6206% 3/31/11 (a)	2,000,000	2,005,000
Intelsat Ltd. term loan 4.8425% 7/28/11 (a)	3,252,806	3,293,467
New Skies Satellites BV term loan 5.2235% 5/2/11 (a)	2,420,609	2,453,892
NTELOS, Inc.:
term loan 7.85% 2/24/12 (a)	200,000	202,750
Tranche B, term loan 5.3548% 8/24/11 (a)	997,500	1,002,488
Qwest Corp. Tranche A, term loan 7.39% 6/30/07 (a)	4,000,000	4,135,000
SpectraSite Communications, Inc. Tranche B, term loan 4.52% 5/19/12 (a)	1,995,000	2,019,938
Triton PCS, Inc. term loan 6.1048% 11/18/09 (a)	1,995,000	2,032,406
Valor Telecommunications Enterprises LLC/Valor Finance Corp. Tranche B, term loan 6.2433% 2/14/12 (a)	800,000	811,000
		25,153,566
Textiles & Apparel - 0.2%
St. John Knits International, Inc. Tranche B, term loan 5.625% 3/23/12 (a)	500,000	506,250
TOTAL FLOATING RATE LOANS (Cost $318,526,563)		319,731,433
Nonconvertible Bonds - 5.6%

Diversified Financial Services - 2.3%
General Motors Acceptance Corp.:
3.92% 10/20/05 (a)	5,000,000	4,988,575
4.2025% 9/23/08 (a)	3,000,000	2,738,649
		7,727,224
Technology - 1.5%
Nortel Networks Corp. 6.125% 2/15/06	5,000,000	5,062,500
Telecommunications - 1.8%
Rogers Communications, Inc. 6.135% 12/15/10 (a)	6,000,000	6,195,000
TOTAL NONCONVERTIBLE BONDS (Cost $19,311,680)		18,984,724
Cash Equivalents - 3.0%
	Maturity Amount	Value
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 2.87%, dated 3/31/05 due 4/1/05) (Cost $10,376,000)	$ 10,376,828	$ 10,376,000
TOTAL INVESTMENT PORTFOLIO - 102.4% (Cost $348,214,243)		349,092,157
NET OTHER ASSETS - (2.4)%		(8,242,892)
NET ASSETS - 100%		$ 340,849,265
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(b) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Technology Portfolio

March 31, 2005

1.814636.100

VTC-QTLY-0505

Investments March 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value
COMMERCIAL SERVICES & SUPPLIES - 0.5%
Employment Services - 0.5%
51job, Inc. sponsored ADR	21,300	$ 361,887
COMMUNICATIONS EQUIPMENT - 27.5%
Communications Equipment - 27.5%
ADC Telecommunications, Inc. (a)	73,400	146,066
Alvarion Ltd. (a)	13,200	126,588
Andrew Corp. (a)	32,100	375,891
AudioCodes Ltd. (a)	14,400	162,144
Avaya, Inc. (a)	190,400	2,223,872
Carrier Access Corp. (a)	14,600	87,016
CIENA Corp. (a)	87,500	150,500
Cisco Systems, Inc. (a)	148,500	2,656,665
Comverse Technology, Inc. (a)	33,470	844,113
Corning, Inc. (a)	21,400	238,182
CSR PLC	25,909	160,104
Ditech Communications Corp. (a)	22,000	274,340
Enterasys Networks, Inc. (a)	88,667	124,134
Extreme Networks, Inc. (a)	14,200	83,638
F5 Networks, Inc. (a)	5,200	262,548
Foundry Networks, Inc. (a)	36,000	356,400
Foxconn International Holdings Ltd.	40,000	21,540
JDS Uniphase Corp. (a)	38,100	63,627
Juniper Networks, Inc. (a)	191,996	4,235,432
Lucent Technologies, Inc. warrants 12/10/07 (a)	46,300	31,021
Motorola, Inc.	87,530	1,310,324
MRV Communications, Inc. (a)	53,600	173,128
NMS Communications Corp. (a)	13,920	59,717
Nokia Corp. sponsored ADR	108,200	1,669,526
Nortel Networks Corp. (a)	32,900	90,393
Powerwave Technologies, Inc. (a)	42,700	330,498
QUALCOMM, Inc.	111,300	4,079,145
Research In Motion Ltd. (a)	12,300	942,892
SiRF Technology Holdings, Inc.	15,100	168,516
Tellabs, Inc. (a)	26,100	190,530
		21,638,490
COMPUTERS & PERIPHERALS - 14.7%
Computer Hardware - 8.6%
Apple Computer, Inc. (a)	58,900	2,454,363
Compal Electronics, Inc.	176,970	161,489
Dell, Inc. (a)	91,839	3,528,454
Quanta Computer, Inc.	183,680	308,407
Sun Microsystems, Inc. (a)	78,800	318,352
		6,771,065
Computer Storage & Peripherals - 6.1%
Adaptec, Inc. (a)	27,000	129,330
Brocade Communications Systems, Inc. (a)	500	2,960
Dot Hill Systems Corp. (a)	45,400	270,130
EMC Corp. (a)	219,040	2,698,573
Emulex Corp. (a)	21,100	397,524

	Shares	Value
Network Appliance, Inc. (a)	22,400	$ 619,584
QLogic Corp. (a)	5,100	206,550
Seagate Technology	10,500	205,275
Western Digital Corp. (a)	17,810	227,078
		4,757,004
TOTAL COMPUTERS & PERIPHERALS		11,528,069
ELECTRONIC EQUIPMENT & INSTRUMENTS - 7.4%
Electronic Equipment & Instruments - 2.9%
Aeroflex, Inc. (a)	13,100	122,223
Agilent Technologies, Inc. (a)	19,500	432,900
AU Optronics Corp. sponsored ADR	59,700	875,202
Photon Dynamics, Inc. (a)	36,900	703,314
Vishay Intertechnology, Inc. (a)	13,300	165,319
		2,298,958
Electronic Manufacturing Svcs. - 2.9%
Benchmark Electronics, Inc. (a)	7,500	238,725
Celestica, Inc. (sub. vtg.) (a)	22,900	307,883
Flextronics International Ltd. (a)	13,300	160,132
Hon Hai Precision Industries Co. Ltd.	109,549	486,792
KEMET Corp. (a)	30,900	239,475
Solectron Corp. (a)	136,400	473,308
TTM Technologies, Inc. (a)	15,900	166,314
Xyratex Ltd.	11,000	205,700
		2,278,329
Technology Distributors - 1.6%
Arrow Electronics, Inc. (a)	13,700	347,295
Avnet, Inc. (a)	15,900	292,878
CDW Corp.	8,000	453,440
Ingram Micro, Inc. Class A (a)	9,200	153,364
		1,246,977
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS		5,824,264
HOTELS, RESTAURANTS & LEISURE - 0.0%
Hotels, Resorts & Cruise Lines - 0.0%
eLong, Inc. sponsored ADR	100	900
HOUSEHOLD DURABLES - 0.6%
Consumer Electronics - 0.6%
LG Electronics, Inc.	3,030	202,794
ReignCom Ltd.	3,226	63,886
Thomson SA	6,500	175,253
		441,933
INTERNET & CATALOG RETAIL - 1.4%
Internet Retail - 1.4%
eBay, Inc. (a)	30,200	1,125,252
INTERNET SOFTWARE & SERVICES - 2.7%
Internet Software & Services - 2.7%
Akamai Technologies, Inc. (a)	11,700	148,941
AsiaInfo Holdings, Inc. (a)	19,400	97,388
Common Stocks - continued
	Shares	Value
INTERNET SOFTWARE & SERVICES - CONTINUED
Internet Software & Services - continued
Google, Inc. Class A (sub. vtg.)	6,800	$ 1,227,468
Openwave Systems, Inc. (a)	53,233	648,910
		2,122,707
IT SERVICES - 0.9%
Data Processing & Outsourced Services - 0.4%
Affiliated Computer Services, Inc. Class A (a)	6,100	324,764
IT Consulting & Other Services - 0.5%
Infosys Technologies Ltd. sponsored ADR	4,200	309,666
Kanbay International, Inc.	2,100	42,966
		352,632
TOTAL IT SERVICES		677,396
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 35.6%
Semiconductor Equipment - 3.4%
ASE Test Ltd. (a)	28,700	145,796
ASML Holding NV (NY Shares) (a)	38,900	652,353
ATMI, Inc. (a)	12,000	300,480
MKS Instruments, Inc. (a)	10,700	169,916
Teradyne, Inc. (a)	66,700	973,820
Tessera Technologies, Inc. (a)	5,172	223,586
Varian Semiconductor Equipment Associates, Inc. (a)	5,300	201,453
		2,667,404
Semiconductors - 32.2%
Agere Systems, Inc.:
Class A (a)	58,500	83,655
Class B (a)	31,100	44,162
Altera Corp. (a)	30,300	599,334
AMIS Holdings, Inc. (a)	12,800	144,512
Analog Devices, Inc.	43,500	1,572,090
Applied Micro Circuits Corp. (a)	88,200	290,178
ATI Technologies, Inc. (a)	14,100	243,433
Atmel Corp. (a)	49,300	145,435
Broadcom Corp. Class A (a)	13,400	400,928
Cambridge Display Technologies, Inc.	7,300	59,933
Cypress Semiconductor Corp. (a)	58,500	737,100
Exar Corp. (a)	5,600	75,040
Fairchild Semiconductor International, Inc. (a)	10,500	160,965
Freescale Semiconductor, Inc.:
Class A	20,800	352,560
Class B (a)	19,312	333,132
Integrated Circuit Systems, Inc. (a)	64,200	1,227,504
Integrated Device Technology, Inc. (a)	26,200	315,186
Intel Corp.	276,840	6,430,992
International Rectifier Corp. (a)	8,900	404,950
Intersil Corp. Class A	23,700	410,484
Linear Technology Corp.	5,800	222,198

	Shares	Value
Marvell Technology Group Ltd. (a)	34,000	$ 1,303,560
Maxim Integrated Products, Inc.	22,100	903,227
Mindspeed Technologies, Inc. (a)	122,700	273,621
National Semiconductor Corp.	152,900	3,151,269
NVIDIA Corp. (a)	15,000	356,400
O2Micro International Ltd. (a)	34,100	350,889
ON Semiconductor Corp. (a)	52,100	205,795
PMC-Sierra, Inc. (a)	24,200	212,960
RF Micro Devices, Inc. (a)	27,300	142,506
SigmaTel, Inc. (a)	5,291	198,042
Silicon Laboratories, Inc. (a)	7,900	234,709
Skyworks Solutions, Inc. (a)	19,500	123,825
STATS ChipPAC Ltd. ADR (a)	29,500	194,995
Texas Instruments, Inc.	115,500	2,944,095
Trident Microsystems, Inc. (a)	2,800	49,504
Vitesse Semiconductor Corp. (a)	89,400	239,592
Volterra Semiconductor Corp.	16,000	216,000
		25,354,760
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		28,022,164
SOFTWARE - 7.5%
Application Software - 1.9%
JAMDAT Mobile, Inc.	9,200	158,608
Macromedia, Inc. (a)	10,800	361,800
Quest Software, Inc. (a)	40,379	558,845
Siebel Systems, Inc. (a)	43,100	393,503
		1,472,756
Home Entertainment Software - 0.4%
Shanda Interactive Entertainment Ltd. ADR	3,000	90,600
THQ, Inc. (a)	9,600	270,144
		360,744
Systems Software - 5.2%
Adobe Systems, Inc.	3,975	267,001
Macrovision Corp. (a)	15,635	356,322
McAfee, Inc. (a)	18,000	406,080
Oracle Corp. (a)	98,100	1,224,288
Red Hat, Inc. (a)	36,160	394,506
Symantec Corp. (a)	28,900	616,437
VERITAS Software Corp. (a)	35,730	829,651
		4,094,285
TOTAL SOFTWARE		5,927,785
WIRELESS TELECOMMUNICATION SERVICES - 0.5%
Wireless Telecommunication Services - 0.5%
American Tower Corp. Class A (a)	8,100	147,663
Common Stocks - continued
	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES - CONTINUED
Wireless Telecommunication Services - continued
Leap Wireless International, Inc. (a)	6,800	$ 177,140
Wireless Facilities, Inc. (a)	12,500	78,125
		402,928
TOTAL COMMON STOCKS (Cost $69,502,301)		78,073,775
Money Market Funds - 1.5%

Fidelity Securities Lending Cash Central Fund, 2.74% (b)(c) (Cost $1,185,075)	1,185,075	1,185,075
TOTAL INVESTMENT PORTFOLIO - 100.8% (Cost $70,687,376)		79,258,850
NET OTHER ASSETS - (0.8)%		(591,353)
NET ASSETS - 100%		$ 78,667,497
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
Income Tax Information

At March 31, 2005, the aggregate cost of investment securities for income tax purposes was $71,593,070. Net unrealized appreciation aggregated $7,665,780, of which $12,391,780 related to appreciated investment securities and $4,726,000 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-221-5207 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Telecommunications & Utilities Growth Portfolio

March 31, 2005

1.814651.100

VUT-QTLY-0505

Investments March 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value
COMMERCIAL SERVICES & SUPPLIES - 0.1%
Diversified Commercial Services - 0.1%
Adesa, Inc.	1,100	$ 25,696
COMMUNICATIONS EQUIPMENT - 1.1%
Communications Equipment - 1.1%
Research In Motion Ltd. (a)	4,500	344,960
CONSTRUCTION & ENGINEERING - 0.3%
Construction & Engineering - 0.3%
Dycom Industries, Inc. (a)	4,080	93,799
DIVERSIFIED TELECOMMUNICATION SERVICES - 37.7%
Integrated Telecommunication Services - 37.7%
Alaska Communication Systems Group, Inc.	4,100	41,205
ALLTEL Corp.	3,310	181,554
AT&T Corp.	6,900	129,375
BellSouth Corp.	108,630	2,855,883
Citizens Communications Co.	101,730	1,316,386
FairPoint Communications, Inc.	4,700	70,359
Golden Telecom, Inc.	1,100	28,160
Iowa Telecommunication Services, Inc.	2,500	48,750
MCI, Inc.	1,500	37,380
Qwest Communications International, Inc. (a)	181,070	669,959
SBC Communications, Inc.	126,310	2,992,284
Sprint Corp.	17,600	400,400
Verizon Communications, Inc.	87,960	3,122,581
		11,894,276
ELECTRIC UTILITIES - 25.9%
Electric Utilities - 25.9%
Allegheny Energy, Inc. (a)	4,700	97,102
Allete, Inc.	233	9,751
Entergy Corp.	11,900	840,854
Exelon Corp.	34,100	1,564,849
FirstEnergy Corp.	17,120	718,184
PG&E Corp.	40,800	1,391,280
PPL Corp.	11,900	642,481
Sierra Pacific Resources (a)	19,450	209,088
TXU Corp.	31,340	2,495,604
Westar Energy, Inc.	1,700	36,788
Wisconsin Energy Corp.	4,920	174,660
		8,180,641
GAS UTILITIES - 0.6%
Gas Utilities - 0.6%
KeySpan Corp.	440	17,147
Piedmont Natural Gas Co., Inc.	1,000	23,040
Southern Union Co.	3,600	90,396
UGI Corp.	1,000	45,420
		176,003

	Shares	Value
MEDIA - 5.1%
Broadcasting & Cable TV - 5.1%
EchoStar Communications Corp. Class A	45,200	$ 1,322,100
NTL, Inc. (a)	500	31,835
The DIRECTV Group, Inc. (a)	13,883	200,193
XM Satellite Radio Holdings, Inc. Class A (a)	1,700	53,550
		1,607,678
MULTI-UTILITIES & UNREGULATED POWER - 8.8%
Multi-Utilities & Unregulated Power - 8.8%
AES Corp. (a)	32,750	536,445
Constellation Energy Group, Inc.	2,490	128,733
Dominion Resources, Inc.	19,870	1,478,924
Duke Energy Corp.	10,000	280,100
Equitable Resources, Inc.	1,400	80,416
NRG Energy, Inc. (a)	1,900	64,885
ONEOK, Inc.	6,200	191,084
		2,760,587
WATER UTILITIES - 0.1%
Water Utilities - 0.1%
Aqua America, Inc.	1,287	31,351
WIRELESS TELECOMMUNICATION SERVICES - 19.2%
Wireless Telecommunication Services - 19.2%
Alamosa Holdings, Inc. (a)	6,400	74,688
American Tower Corp. Class A (a)	51,510	939,027
Crown Castle International Corp. (a)	24,390	391,703
Millicom International Cellular SA (a)	600	12,162
Nextel Communications, Inc. Class A (a)	86,720	2,464,582
Nextel Partners, Inc. Class A (a)	31,300	687,348
NII Holdings, Inc. (a)	12,000	690,000
Price Communications Corp.	3,400	59,500
SpectraSite, Inc. (a)	6,100	353,617
Western Wireless Corp. Class A (a)	10,000	379,600
		6,052,227
TOTAL COMMON STOCKS (Cost $25,945,202)		31,167,218
Money Market Funds - 0.3%
Fidelity Securities Lending Cash Central Fund, 2.74% (b)(c) (Cost $99,500)	99,500	99,500
TOTAL INVESTMENT PORTFOLIO - 99.2% (Cost $26,044,702)		31,266,718
NET OTHER ASSETS - 0.8%		266,293
NET ASSETS - 100%		$ 31,533,011
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
Income Tax Information

At March 31, 2005, the aggregate cost of investment securities for income tax purposes was $26,126,034. Net unrealized appreciation aggregated $5,140,684, of which $5,921,892 related to appreciated investment securities and $781,208 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-221-5207 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Value Leaders Portfolio

March 31, 2005

1.799888.101

VVL-QTLY-0505

Investments March 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value
CONSUMER DISCRETIONARY - 9.7%
Automobiles - 0.2%
Toyota Motor Corp. ADR	200	$ 14,876
Hotels, Restaurants & Leisure - 0.7%
McDonald's Corp.	1,340	41,728
Household Durables - 1.2%
KB Home	100	11,746
LG Electronics, Inc.	100	6,693
Sony Corp. sponsored ADR	1,000	40,020
Techtronic Industries Co. Ltd.	5,500	12,164
Toll Brothers, Inc. (a)	100	7,885
		78,508
Internet & Catalog Retail - 0.5%
eBay, Inc. (a)	800	29,808
Leisure Equipment & Products - 0.4%
Eastman Kodak Co.	820	26,691
Media - 5.3%
Clear Channel Communications, Inc.	980	33,781
Emmis Communications Corp. Class A (a)	550	10,571
Grupo Televisa SA de CV sponsored ADR	300	17,640
Lamar Advertising Co. Class A (a)	1,100	44,319
Liberty Media Corp. Class A (a)	900	9,333
News Corp. Class A	338	5,719
NTL, Inc. (a)	105	6,685
Omnicom Group, Inc.	260	23,015
Time Warner, Inc. (a)	3,450	60,548
Univision Communications, Inc. Class A (a)	600	16,614
Valassis Communications, Inc. (a)	200	6,992
Viacom, Inc. Class B (non-vtg.)	1,213	42,249
Walt Disney Co.	1,880	54,012
Westwood One, Inc. (a)	500	10,175
		341,653
Multiline Retail - 0.8%
99 Cents Only Stores (a)	1,400	18,438
Federated Department Stores, Inc.	100	6,364
JCPenney Co., Inc.	300	15,576
Nordstrom, Inc.	250	13,845
		54,223
Specialty Retail - 0.6%
Home Depot, Inc.	900	34,416
The Pep Boys - Manny, Moe & Jack	400	7,032
		41,448
TOTAL CONSUMER DISCRETIONARY		628,935
CONSUMER STAPLES - 3.7%
Beverages - 0.3%
PepsiCo, Inc.	350	18,561
Food & Staples Retailing - 0.6%
Rite Aid Corp. (a)	1,700	6,732

	Shares	Value
Safeway, Inc. (a)	1,100	$ 20,383
Wal-Mart Stores, Inc.	200	10,022
		37,137
Food Products - 0.4%
Bunge Ltd.	200	10,776
General Mills, Inc.	200	9,830
Tyson Foods, Inc. Class A	400	6,672
		27,278
Household Products - 0.0%
Clorox Co.	40	2,520
Personal Products - 0.5%
Gillette Co.	600	30,288
Tobacco - 1.9%
Altria Group, Inc.	1,920	125,549
TOTAL CONSUMER STAPLES		241,333
ENERGY - 15.2%
Energy Equipment & Services - 6.4%
Baker Hughes, Inc.	200	8,898
BJ Services Co.	700	36,316
FMC Technologies, Inc. (a)	600	19,908
GlobalSantaFe Corp.	900	33,336
Halliburton Co.	1,800	77,850
Hornbeck Offshore Services, Inc.	400	10,024
National Oilwell Varco, Inc. (a)	1,263	58,982
Pride International, Inc. (a)	1,500	37,260
Rowan Companies, Inc.	350	10,476
Schlumberger Ltd. (NY Shares)	500	35,240
Smith International, Inc.	300	18,819
Transocean, Inc. (a)	600	30,876
Weatherford International Ltd. (a)	620	35,923
		413,908
Oil & Gas - 8.8%
Apache Corp.	330	20,206
BP PLC sponsored ADR	140	8,736
Burlington Resources, Inc.	640	32,045
ChevronTexaco Corp.	1,040	60,642
ConocoPhillips	340	36,666
Encore Acquisition Co. (a)	300	12,390
Exxon Mobil Corp.	4,700	280,120
Occidental Petroleum Corp.	400	28,468
Premcor, Inc.	370	22,082
Quicksilver Resources, Inc. (a)	700	34,111
Valero Energy Corp.	400	29,308
		564,774
TOTAL ENERGY		978,682
FINANCIALS - 18.6%
Capital Markets - 3.4%
Bear Stearns Companies, Inc.	350	34,965
Lehman Brothers Holdings, Inc.	600	56,496
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Merrill Lynch & Co., Inc.	1,540	$ 87,164
Morgan Stanley	290	16,603
optionsXpress Holdings, Inc.	100	1,619
State Street Corp.	300	13,116
TradeStation Group, Inc. (a)	1,000	6,040
		216,003
Commercial Banks - 5.8%
Banco Bradesco SA sponsored ADR (non-vtg.)	840	24,360
Bank of America Corp.	4,408	194,393
Texas Capital Bancshares, Inc. (a)	300	6,300
UCBH Holdings, Inc.	400	15,960
Wachovia Corp.	2,162	110,067
Wells Fargo & Co.	420	25,116
		376,196
Consumer Finance - 0.2%
First Marblehead Corp. (a)	200	11,506
Diversified Financial Services - 1.5%
Citigroup, Inc.	1,450	65,163
J.P. Morgan Chase & Co.	896	31,002
		96,165
Insurance - 5.3%
ACE Ltd.	820	33,841
AFLAC, Inc.	220	8,197
AMBAC Financial Group, Inc.	340	25,415
American International Group, Inc.	2,910	161,243
Hartford Financial Services Group, Inc.	500	34,280
Hilb Rogal & Hobbs Co.	400	14,320
MetLife, Inc.	230	8,993
PartnerRe Ltd.	200	12,920
Scottish Re Group Ltd.	300	6,756
The Chubb Corp.	100	7,927
W.R. Berkley Corp.	600	29,760
		343,652
Real Estate - 1.1%
Apartment Investment & Management Co. Class A	1,100	40,920
Equity Lifestyle Properties, Inc.	150	5,288
General Growth Properties, Inc.	370	12,617
iStar Financial, Inc.	200	8,236
Spirit Finance Corp. (b)	200	2,172
		69,233
Thrifts & Mortgage Finance - 1.3%
Fannie Mae	110	5,990
Freddie Mac	200	12,640
Golden West Financial Corp., Delaware	170	10,285
Sovereign Bancorp, Inc.	1,400	31,024

	Shares	Value
W Holding Co., Inc.	459	$ 4,622
Washington Mutual, Inc.	560	22,120
		86,681
TOTAL FINANCIALS		1,199,436
HEALTH CARE - 8.7%
Biotechnology - 0.8%
Amgen, Inc. (a)	200	11,642
BioMarin Pharmaceutical, Inc. (a)	1,300	6,695
Genentech, Inc. (a)	200	11,322
ImClone Systems, Inc. (a)	100	3,450
MedImmune, Inc. (a)	700	16,667
Millennium Pharmaceuticals, Inc. (a)	450	3,789
		53,565
Health Care Equipment & Supplies - 4.2%
Baxter International, Inc.	3,280	111,454
CONMED Corp. (a)	200	6,024
Dade Behring Holdings, Inc. (a)	200	11,786
Guidant Corp.	200	14,780
Medtronic, Inc.	1,340	68,273
PerkinElmer, Inc.	800	16,504
Waters Corp. (a)	1,100	39,369
		268,190
Health Care Providers & Services - 1.0%
McKesson Corp.	400	15,100
Sierra Health Services, Inc. (a)	250	15,960
UnitedHealth Group, Inc.	380	36,244
		67,304
Pharmaceuticals - 2.7%
Allergan, Inc.	100	6,947
Merck & Co., Inc.	1,250	40,463
Pfizer, Inc.	900	23,643
Schering-Plough Corp.	3,150	57,173
Wyeth	1,100	46,398
		174,624
TOTAL HEALTH CARE		563,683
INDUSTRIALS - 20.3%
Aerospace & Defense - 5.5%
Engineered Support Systems, Inc.	100	5,352
Hexcel Corp. (a)	900	13,959
Honeywell International, Inc.	5,300	197,213
Lockheed Martin Corp.	810	49,459
Precision Castparts Corp.	250	19,253
Raytheon Co.	900	34,830
The Boeing Co.	600	35,076
		355,142
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Air Freight & Logistics - 0.3%
EGL, Inc. (a)	300	$ 6,840
Expeditors International of Washington, Inc.	180	9,639
		16,479
Airlines - 0.6%
ACE Aviation Holdings, Inc. Class A (a)	100	3,134
AirTran Holdings, Inc. (a)	500	4,525
Delta Air Lines, Inc. (a)	1,200	4,860
JetBlue Airways Corp. (a)	400	7,616
Southwest Airlines Co.	1,200	17,088
		37,223
Building Products - 0.9%
Masco Corp.	1,700	58,939
Commercial Services & Supplies - 1.5%
Apollo Group, Inc. Class A (a)	300	22,218
Career Education Corp. (a)	450	15,417
Cintas Corp.	350	14,459
On Assignment, Inc. (a)	666	3,397
Robert Half International, Inc.	1,650	44,484
		99,975
Construction & Engineering - 1.4%
Chicago Bridge & Iron Co. NV (NY Shares)	420	18,493
Fluor Corp.	600	33,258
Jacobs Engineering Group, Inc. (a)	400	20,768
MasTec, Inc. (a)	2,100	17,241
		89,760
Electrical Equipment - 0.1%
Cooper Industries Ltd. Class A	100	7,152
Industrial Conglomerates - 8.2%
General Electric Co.	11,320	408,192
Siemens AG sponsored ADR	100	7,906
Tyco International Ltd.	3,430	115,934
		532,032
Machinery - 0.5%
Deere & Co.	100	6,713
ITT Industries, Inc.	300	27,072
		33,785
Road & Rail - 1.0%
Norfolk Southern Corp.	1,000	37,050
Swift Transportation Co., Inc. (a)	150	3,321
Union Pacific Corp.	300	20,910
		61,281

	Shares	Value
Trading Companies & Distributors - 0.3%
UAP Holding Corp.	400	$ 6,440
WESCO International, Inc. (a)	500	14,000
		20,440
TOTAL INDUSTRIALS		1,312,208
INFORMATION TECHNOLOGY - 9.4%
Communications Equipment - 1.5%
Cisco Systems, Inc. (a)	300	5,367
Comverse Technology, Inc. (a)	800	20,176
Foundry Networks, Inc. (a)	1,000	9,900
Juniper Networks, Inc. (a)	1,300	28,678
Motorola, Inc.	900	13,473
Nokia Corp. sponsored ADR	1,100	16,973
		94,567
Computers & Peripherals - 0.9%
International Business Machines Corp.	220	20,104
palmOne, Inc. (a)	100	2,538
Sun Microsystems, Inc. (a)	1,300	5,252
Western Digital Corp. (a)	2,100	26,775
		54,669
Electronic Equipment & Instruments - 1.0%
Agilent Technologies, Inc. (a)	1,600	35,520
Amphenol Corp. Class A	300	11,112
Symbol Technologies, Inc.	1,400	20,286
		66,918
Internet Software & Services - 0.4%
Akamai Technologies, Inc. (a)	600	7,638
Yahoo!, Inc. (a)	600	20,340
		27,978
IT Services - 0.9%
Affiliated Computer Services, Inc. Class A (a)	560	29,814
Anteon International Corp. (a)	500	19,465
BearingPoint, Inc. (a)	800	7,016
Sapient Corp. (a)	600	4,407
		60,702
Office Electronics - 0.4%
Xerox Corp. (a)	1,500	22,725
Semiconductors & Semiconductor Equipment - 2.0%
Analog Devices, Inc.	500	18,070
Applied Materials, Inc.	800	13,000
Cabot Microelectronics Corp. (a)	500	15,690
Freescale Semiconductor, Inc. Class A	1,220	20,679
Intel Corp.	1,700	39,491
PMC-Sierra, Inc. (a)	500	4,400
Samsung Electronics Co. Ltd.	35	17,268
		128,598
Software - 2.3%
BEA Systems, Inc. (a)	1,600	12,752
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Macrovision Corp. (a)	100	$ 2,279
Microsoft Corp.	3,660	88,462
Oracle Corp. (a)	1,200	14,976
PalmSource, Inc. (a)	200	1,808
Symantec Corp. (a)	900	19,197
TIBCO Software, Inc. (a)	1,300	9,685
		149,159
TOTAL INFORMATION TECHNOLOGY		605,316
MATERIALS - 8.6%
Chemicals - 5.4%
Albemarle Corp.	200	7,272
Celanese Corp. Class A	300	5,397
Dow Chemical Co.	1,180	58,823
E.I. du Pont de Nemours & Co.	2,170	111,191
Huntsman Corp.	400	9,328
Lyondell Chemical Co.	2,535	70,777
Monsanto Co.	700	45,150
Mosaic Co. (a)	1,000	17,060
Nalco Holding Co.	600	11,298
Olin Corp.	300	6,690
Valspar Corp.	100	4,654
		347,640
Containers & Packaging - 1.6%
Crown Holdings, Inc. (a)	400	6,224
Owens-Illinois, Inc. (a)	1,100	27,654
Packaging Corp. of America	1,200	29,148
Smurfit-Stone Container Corp. (a)	2,646	40,934
		103,960
Metals & Mining - 1.4%
Alcoa, Inc.	1,000	30,390
Freeport-McMoRan Copper & Gold, Inc. Class B	300	11,883
Massey Energy Co.	200	8,008
Newmont Mining Corp.	450	19,013
Nucor Corp.	170	9,785
Phelps Dodge Corp.	110	11,190
		90,269
Paper & Forest Products - 0.2%
Louisiana-Pacific Corp.	400	10,056
TOTAL MATERIALS		551,925
TELECOMMUNICATION SERVICES - 3.7%
Diversified Telecommunication Services - 2.6%
Covad Communications Group, Inc. (a)	11,700	14,040
SBC Communications, Inc.	3,690	87,416

	Shares	Value
Telewest Global, Inc. (a)	1,050	$ 18,680
Verizon Communications, Inc.	1,400	49,700
		169,836
Wireless Telecommunication Services - 1.1%
American Tower Corp. Class A (a)	1,200	21,876
Leap Wireless International, Inc. (a)	300	7,815
Nextel Communications, Inc. Class A (a)	650	18,473
Nextel Partners, Inc. Class A (a)	1,000	21,960
		70,124
TOTAL TELECOMMUNICATION SERVICES		239,960
UTILITIES - 1.9%
Electric Utilities - 1.3%
Entergy Corp.	430	30,384
PG&E Corp.	650	22,165
PPL Corp.	370	19,976
Southern Co.	140	4,456
TXU Corp.	50	3,982
		80,963
Multi-Utilities & Unregulated Power - 0.6%
AES Corp. (a)	1,000	16,380
CMS Energy Corp. (a)	1,500	19,560
Public Service Enterprise Group, Inc.	100	5,439
		41,379
TOTAL UTILITIES		122,342
TOTAL COMMON STOCKS (Cost $5,542,365)		6,443,820
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $5,542,365)		6,443,820
NET OTHER ASSETS - 0.2%		15,854
NET ASSETS - 100%		$ 6,459,674
Legend
(a) Non-income producing

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $2,172 or 0.0% of net assets.

Income Tax Information

At March 31, 2005, the aggregate cost of investment securities for income tax purposes was $5,556,702. Net unrealized appreciation aggregated $887,118, of which $1,022,960 related to appreciated investment securities and $135,842 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-221-5207 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund IV's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund IV

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	May 23, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	May 23, 2005
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	May 23, 2005